Schedule of Investments
(unaudited)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 99.7%
Acalanes Union High School District, Series
2010A, GO, 6.35%, 08/01/39 ......... USD 200 $ 219,877
Alameda Corridor Transportation Authority
Series 1999A , RB , 0.00% , 10/01/32
( NPFGC )
(a)
.................... 745 606,404
Series 1999A , RB , 0.00% , 10/01/34
( NPFGC )
(a)
.................... 4,000 3,000,584
Series 2016B , RB , 4.00% , 10/01/35 ( AGM ) 255 255,315
Series 2016B , RB , 5.00% , 10/01/35 ..... 2,000 2,010,376
Series 2016B , RB , 5.00% , 10/01/36 ( AGM ) 600 603,547
Series 2016B , RB , 5.00% , 10/01/36 ..... 2,000 2,010,038
Series 2022A , RB , 0.00% , 10/01/47
(a)
.... 1,630 972,119
Series 2022A , RB , 0.00% , 10/01/48
(a)
.... 665 392,523
Series 2022A , RB , 0.00% , 10/01/49
(a)
.... 665 390,218
Series 2022A , RB , 0.00% , 10/01/50
(a)
.... 2,195 1,274,811
Series A , RB , 0.00% , 10/01/51
(a)
........ 1,000 300,887
Series 2022A , RB , 0.00% , 10/01/51 ( AGM )
(a)
7,000 4,093,205
Series 2022C , RB , 5.00% , 10/01/52 ( AGM ) 2,150 2,214,311
Series C , RB , 0.00% , 10/01/53
(a)
....... 5,000 1,280,201
Alameda County Joint Powers Authority, Series
2016, RB, 5.00%, 12/01/30 .......... 820 829,928
Alameda County Transportation Commission,
Series 2022, RB, 5.00%, 03/01/41 ...... 1,860 2,028,395
Alhambra Unified School District, Series B, GO,
0.00%, 08/01/39
(a)
................ 5,100 3,164,159
Allan Hancock Joint Community College District,
Series 2012C, GO, 0.00%, 08/01/47
(a)
.... 1,295 1,009,784
Alvord Unified School District, Series 2011B,
GO, 0.00%, 08/01/43
(a)
............. 2,500 1,245,193
Amador Water Agency, Series 2026B, COP,
5.00%, 12/01/30 ................. 3,375 3,686,028
Amador Water Agency Water, Series 2026A, RB,
5.00%, 12/01/30 ................. 2,100 2,293,529
Anaheim Housing & Public Improvements
Authority
Series 2024-A , RB , VRDN, ( Bank of America
NA LOC ), 2.30% , 06/02/26
(b)
........ 14,790 14,790,000
Series 2017A , RB , 5.00% , 10/01/26 ..... 400 403,176
Series 2025B , RB , 5.00% , 10/01/26 ..... 3,200 3,225,409
Series 2022A , RB , 5.00% , 10/01/27 ..... 775 802,394
Series 2022B , RB , 5.00% , 10/01/29 ..... 1,500 1,548,936
Series 2022A , RB , 5.00% , 10/01/30 ..... 1,770 1,823,826
Series 2022E , RB , 5.00% , 10/01/30 ..... 1,060 1,092,235
Series 2025B , RB , 5.00% , 10/01/32 ..... 500 549,243
Series 2022A , RB , 5.00% , 10/01/35 ..... 1,500 1,540,040
Anaheim Public Financing Authority, Series
2019A, RB, 5.00%, 09/01/31 (BAM) ..... 1,180 1,263,547
Anaheim Union High School District, Series A,
GO, 5.00%, 08/01/44 .............. 5,470 5,941,707
Antelope Valley Community College District
(a)
Series D , GO , 0.00% , 08/01/45 ........ 1,000 417,318
Series D , GO , 0.00% , 08/01/47 ........ 1,000 369,921
Series D , GO , 0.00% , 08/01/48 ........ 1,000 350,945
Antelope Valley-East Kern Water Agency
Financing Authority, Series 2025B, RB, VRDN,
5.00%, 04/01/28
(b)
................ 3,725 3,804,740
Arcadia Unified School District, Series 2025, GO,
4.50%, 08/01/54 ................. 6,945 7,013,867
Bay Area Toll Authority
Series 2023B , RB , VRDN, ( Barclays Bank plc
LOC ), 2.25% , 06/02/26
(b)
........... 20,450 20,450,000
Series 2024D , RB , VRDN, ( TD Bank NA
LOC ), 2.35% , 06/02/26
(b)
........... 13,000 13,000,000
Security
Par (000)
Par (000) Value
California (continued)
Series 2023A , RB , VRDN, ( Barclays Bank plc
LOC ), 2.35% , 06/02/26
(b)
........... USD 16,395 $ 16,395,000
Series 2024I , RB , VRDN, ( TD Bank NA LOC ),
2.35% , 06/03/26
(b)
............... 700 700,000
Series 2017S-7 , RB , 5.00% , 04/01/28 .... 1,945 2,041,382
Series 2017S-7 , RB , 4.00% , 04/01/29 .... 500 506,304
Series 2025F-1 , RB , 5.00% , 04/01/30 .... 1,900 2,088,546
Series 2017S-7 , RB , 4.00% , 04/01/31 .... 3,955 3,997,078
Series 2025SSL-2 , RB , 5.00% , 04/01/31 .. 3,000 3,342,737
Series 2017S-7 , RB , 4.00% , 04/01/33 .... 2,695 2,716,518
Series 2025SSL-1 , RB , 5.00% , 04/01/33 .. 3,400 3,903,497
Series 2026A , RB , VRDN, 5.00% , 10/01/33
(b)
6,700 7,594,266
Series 2017S-7 , RB , 4.00% , 04/01/34 .... 5,515 5,548,646
Series 2017S-7 , RB , 4.00% , 04/01/38 .... 400 400,337
Series 2025F-2 , RB , 5.00% , 04/01/39 .... 3,000 3,439,037
Series 2025F-2 , RB , 5.00% , 04/01/40 .... 4,000 4,558,793
Series 2026F1 , RB , 5.00% , 04/01/40 .... 2,500 2,989,326
Series 2026F1 , RB , 5.00% , 04/01/41 .... 2,000 2,384,260
Series 2017S-7 , RB , 4.00% , 04/01/42 .... 4,720 4,700,903
Series 2025F-2 , RB , 5.00% , 04/01/42 .... 4,000 4,489,674
Series 2026F1 , RB , 5.00% , 04/01/42 .... 3,150 3,739,775
Series 2024F-2 , RB , 5.00% , 04/01/42 .... 3,000 3,254,480
Series 2026F1 , RB , 5.00% , 04/01/43 .... 1,810 2,144,266
Series 2024F-2 , RB , 5.00% , 04/01/43 .... 2,005 2,164,046
Series 2025F-1 , RB , 5.00% , 04/01/45 .... 1,045 1,143,545
Series 2017S-7 , RB , 4.00% , 04/01/47 .... 2,500 2,391,672
Series 2025F-1 , RB , 5.00% , 04/01/53 .... 1,000 1,056,718
Series 2019S-8 , RB , 3.00% , 04/01/54 .... 5,085 3,701,809
Series 2023F-1 , RB , 5.00% , 04/01/54 .... 1,000 1,043,800
Series 2023F-1 , RB , 5.25% , 04/01/54 .... 2,000 2,119,408
Series 2021F-2 , RB , 2.60% , 04/01/56 .... 4,000 2,658,212
Series 2019S-8 , RB , 5.00% , 04/01/56 .... 2,000 2,174,647
Series 2017F-1 , RB , 5.00% , 04/01/56 .... 1,405 1,436,404
Belmont-Redwood Shores School District
Series 2011A , GO , 0.00% , 08/01/39
(a)
.... 4,000 2,438,088
Series A , GO , 4.50% , 08/01/54 ........ 1,000 1,006,649
Benicia Unified School District
Series B , GO , 5.00% , 08/01/51 ........ 1,000 1,055,919
Series B , GO , 5.00% , 08/01/58 ........ 2,000 2,095,632
Beverly Hills Unified School District
(a)
Series 2009 , GO , 0.00% , 08/01/27 ...... 11,500 11,171,730
Series 2009 , GO , 0.00% , 08/01/30 ...... 500 446,514
Series 2016 , GO , 0.00% , 08/01/36 ...... 3,800 2,564,044
Series 2016 , GO , 0.00% , 08/01/37 ...... 5,870 3,772,862
Burbank Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 540,368
Series 2025 , GO , 5.00% , 08/01/30 ...... 500 551,685
California Educational Facilities Authority
Series V-1 , RB , 5.00% , 05/01/29 ....... 500 538,785
Series V-4 , RB , VRDN, 5.00% , 03/01/32
(b)
. 880 995,569
Series V-5 , RB , VRDN, 5.00% , 03/01/35
(b)
. 2,190 2,581,951
Series 2025A , RB , 5.00% , 10/01/35 ..... 2,530 2,995,541
Series T-1 , RB , 5.00% , 03/15/39 ....... 1,950 2,330,370
Series U-3 , RB , 5.00% , 06/01/43 ....... 5,090 6,076,102
Series U-6 , RB , 5.00% , 05/01/45 ....... 16,795 19,665,420
Series U-7 , RB , 5.00% , 06/01/46 ....... 2,650 3,070,981
Series V-1 , RB , 5.00% , 05/01/49 ....... 7,260 8,231,955
Series 2018A , RB , 5.00% , 10/01/53 ..... 2,120 2,121,178
Series 2025A , RB , 5.00% , 11/01/55 ..... 2,000 2,079,211
California Infrastructure & Economic
Development Bank
Series 2018 , RB , 5.00% , 10/01/26 ...... 215 216,876
Series 2018 , RB , 5.00% , 10/01/27 ...... 505 523,080
Series 2018 , RB , 5.00% , 10/01/28 ...... 545 572,037
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,000 1,062,570

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2003A , RB , 5.00% , 07/01/29 ( FGIC ) USD 810 $ 841,450
Series 2025 , RB , 5.00% , 10/01/32 ...... 2,000 2,302,731
Series 2025 , RB , 5.00% , 05/15/33 ...... 1,000 1,153,482
Series 2003A , RB , 5.00% , 07/01/33 ( AMBAC ) 1,410 1,467,718
Series 2025 , RB , 5.00% , 10/01/33 ...... 7,450 8,672,496
Series 2025 , RB , 5.00% , 10/01/34 ...... 2,000 2,353,660
Series 2003A , RB , 5.00% , 07/01/36 ( AMBAC ) 740 770,292
Series 2025 , RB , 5.00% , 05/15/39 ...... 2,065 2,371,435
Series 2025 , RB , 5.00% , 10/01/39 ...... 2,000 2,305,037
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,000 1,134,172
Series 2025 , RB , 5.00% , 10/01/40 ...... 2,000 2,292,187
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,122,306
Series 2016A , RB , 5.00% , 10/01/41 ..... 700 705,871
Series 2017 , RB , 5.00% , 05/15/42 ...... 1,000 1,029,579
Series 2025 , RB , 5.00% , 10/01/42 ...... 5,000 5,664,726
Series 2018 , RB , 5.00% , 10/01/43 ...... 2,000 2,058,820
Series 2019 , RB , 5.00% , 08/01/44 ...... 1,510 1,574,017
Series 2023 , RB , 4.00% , 10/01/45 ...... 5,000 5,023,924
Series 2016A , RB , 4.00% , 10/01/45 ..... 500 502,547
Series 2024 , RB , 4.00% , 10/01/47 ...... 1,775 1,749,854
Series 2022A , RB , 5.00% , 10/01/47 ..... 1,175 1,243,476
Series 2018 , RB , 5.00% , 10/01/48 ...... 125 127,256
Series 2019 , RB , 5.00% , 08/01/49 ...... 3,125 3,210,168
Series 2022A , RB , 5.00% , 10/01/52 ..... 5,000 5,208,638
Series 2025 , RB , 4.50% , 05/15/55 ...... 5,000 5,026,865
Series 2025 , RB , 5.25% , 05/15/59 ...... 3,000 3,169,058
California Municipal Finance Authority
Series 2026A , RB , 5.00% , 09/01/40 ..... 1,410 1,566,737
Series 2017A , RB , 5.00% , 06/01/42 ..... 500 508,438
Series 2017 , RB , 5.00% , 01/01/48 ...... 1,000 1,041,252
Series 2026A , RB , 5.50% , 09/01/56 ..... 2,590 2,794,965
California School Facilities Financing Authority,
Series 2009A, RB, 0.00%, 08/01/49
(a)
.... 15,245 4,704,535
California State Public Works Board
Series 2024C , RB , 5.00% , 09/01/26 ..... 4,560 4,588,154
Series 2023B , RB , 5.00% , 12/01/26 ..... 530 536,676
Series 2021A , RB , 5.00% , 02/01/27 ..... 7,000 7,118,029
Series 2022A , RB , 5.00% , 08/01/27 ..... 2,390 2,461,215
Series 2024C , RB , 5.00% , 09/01/27 ..... 2,185 2,254,757
Series 2023C , RB , 5.00% , 09/01/27 ..... 4,725 4,875,848
Series B , RB , 5.00% , 10/01/27 ......... 395 408,446
Series 2019C , RB , 5.00% , 11/01/27 ..... 1,140 1,181,277
Series 2023D , RB , 5.00% , 11/01/27 ..... 4,510 4,673,296
Series F , RB , 5.00% , 05/01/28 ......... 350 351,200
Series 2022B , RB , 5.00% , 06/01/28 ..... 2,000 2,097,516
Series 2024C , RB , 5.00% , 09/01/29 ..... 2,500 2,692,563
Series B , RB , 5.00% , 10/01/29 ......... 250 257,902
Series 2016C , RB , 5.00% , 11/01/29 ..... 1,000 1,009,340
Series 2019C , RB , 5.00% , 11/01/29 ..... 1,530 1,653,381
Series 2023B , RB , 5.00% , 12/01/29 ..... 1,550 1,677,797
Series 2023C , RB , 5.00% , 09/01/30 ..... 2,735 2,999,861
Series 2024C , RB , 5.00% , 09/01/30 ..... 1,500 1,645,262
Series 2020D , RB , 5.00% , 11/01/30 ..... 1,405 1,545,388
Series 2023C , RB , 5.00% , 09/01/31 ..... 4,875 5,430,319
Series 2023B , RB , 5.00% , 12/01/31 ..... 1,280 1,431,109
Series 2024C , RB , 5.00% , 09/01/32 ..... 1,880 2,123,589
Series 2024D , RB , 5.00% , 11/01/32 ..... 5,000 5,659,956
Series 2019C , RB , 5.00% , 11/01/32 ..... 1,010 1,089,620
Series 2024D , RB , 5.00% , 11/01/33 ..... 1,100 1,259,596
Series 2023C , RB , 5.00% , 09/01/34 ..... 5,000 5,686,528
Series 2016C , RB , 5.00% , 11/01/34 ..... 1,575 1,588,200
Series 2016E , RB , 3.00% , 10/01/35 ..... 1,250 1,181,596
Series 2024A , RB , 5.00% , 04/01/37 ..... 215 243,510
Series 2026A , RB , 5.00% , 09/01/37 ..... 1,750 2,013,393
Series 2024C , RB , 5.00% , 09/01/37 ..... 2,275 2,584,923
Security
Par (000)
Par (000) Value
California (continued)
Series 2024C , RB , 5.00% , 09/01/38 ..... USD 2,000 $ 2,259,530
Series 2026A , RB , 5.00% , 09/01/38 ..... 2,000 2,286,630
Series 2024C , RB , 5.00% , 09/01/39 ..... 5,435 6,101,963
Series 2024D , RB , 3.00% , 11/01/39 ..... 7,000 6,591,453
Series 2025C , RB , 5.00% , 11/01/40 ..... 2,500 2,825,325
Series 2021C , RB , 5.00% , 11/01/40 ..... 1,000 1,081,861
Series 2021D , RB , 4.00% , 11/01/41 ..... 2,510 2,532,850
Series 2025C , RB , 5.00% , 11/01/41 ..... 4,500 5,079,051
Series 2024A , RB , 5.00% , 04/01/42 ..... 2,795 3,081,867
Series 2025C , RB , 5.00% , 11/01/42 ..... 4,250 4,761,007
Series 2024A , RB , 5.00% , 04/01/43 ..... 1,780 1,953,720
Series 2025C , RB , 5.00% , 11/01/43 ..... 1,000 1,114,278
Series 2025C , RB , 5.00% , 11/01/44 ..... 1,000 1,103,532
Series 2025C , RB , 5.00% , 11/01/47 ..... 10,810 11,586,807
Series 2023D , RB , 4.63% , 11/01/48 ..... 6,760 6,901,339
Series 2024A , RB , 5.00% , 04/01/49 ..... 2,000 2,106,604
Series 2024D , RB , 4.00% , 11/01/49 ..... 5,000 4,791,407
California State University
Series 2016B-3 , RB , VRDN,
3.13% , 11/01/26
(b)
............... 2,300 2,296,139
Series 2017A , RB , 5.00% , 11/01/26 ..... 370 373,999
Series 2016A , RB , 5.00% , 11/01/27 ..... 1,385 1,387,308
Series 2016A , RB , 5.00% , 11/01/28 ..... 5,180 5,190,628
Series 2016A , RB , 5.00% , 11/01/29 ..... 3,235 3,241,612
Series 2019A , RB , 5.00% , 11/01/30 ..... 1,245 1,352,403
Series 2017A , RB , 5.00% , 11/01/30 ..... 1,605 1,642,187
Series 2017A , RB , 5.00% , 11/01/31 ..... 6,455 6,593,846
Series 2015A , RB , 5.00% , 11/01/31 ..... 20 20,039
Series 2016A , RB , 5.00% , 11/01/32 ..... 1,500 1,502,828
Series 2016A , RB , 5.00% , 11/01/33 ..... 5,300 5,309,654
Series 2015A , RB , 5.00% , 11/01/33 ..... 5 5,009
Series 2017A , RB , 5.00% , 11/01/33 ..... 1,325 1,352,693
Series 2020C , RB , 3.00% , 11/01/35 ..... 3,940 3,867,382
Series 2016A , RB , 4.00% , 11/01/35 ..... 3,000 3,001,101
Series 2017A , RB , 5.00% , 11/01/35 ..... 450 459,018
Series 2018A , RB , 5.00% , 11/01/35 ..... 1,145 1,206,506
Series 2015A , RB , 5.00% , 11/01/35 ..... 20 20,034
Series 2025A , RB , 5.00% , 11/01/36 ..... 3,230 3,777,086
Series 2017A , RB , 5.00% , 11/01/36 ..... 485 494,231
Series 2016A , RB , 4.00% , 11/01/37 ..... 2,455 2,455,645
Series 2025A , RB , 5.00% , 11/01/37 ..... 2,500 2,905,153
Series 2016A , RB , 4.00% , 11/01/38 ..... 2,540 2,540,561
Series 2025A , RB , 5.00% , 11/01/38 ..... 5,000 5,777,928
Series 2015A , RB , 5.00% , 11/01/38 ..... 5 5,007
Series 2019A , RB , 5.00% , 11/01/39 ..... 1,515 1,611,932
Series 2016A , RB , 5.00% , 11/01/41 ..... 650 650,838
Series 2015A , RB , 4.00% , 11/01/43 ..... 200 199,992
Series 2024A , RB , 5.00% , 11/01/43 ..... 4,800 5,326,540
Series 2015A , RB , 5.00% , 11/01/43 ..... 50 50,051
Series 2016A , RB , 4.00% , 11/01/45 ..... 985 972,383
Series 2020C , RB , 4.00% , 11/01/45 ..... 4,470 4,430,484
Series 2016A , RB , 5.00% , 11/01/45 ..... 760 760,607
Series 2024A , RB , 5.50% , 11/01/45 ..... 2,655 2,998,643
Series 2021A , RB , 3.00% , 11/01/46 ..... 2,000 1,608,703
Series 2024A , RB , 5.50% , 11/01/46 ..... 2,000 2,240,228
Series 2015A , RB , 5.00% , 11/01/47 ..... 10 10,006
Series 2020C , RB , 3.00% , 11/01/51 ..... 1,000 748,950
Series 2024A , RB , 5.50% , 11/01/55 ..... 17,130 18,711,767
California Statewide Communities Development
Authority, Series 2016, RB, 5.00%, 05/15/40 250 250,237
Campbell Union High School District, Series B,
GO, 4.00%, 08/01/38 .............. 2,000 2,005,113
Cerritos Community College District
Series 2012D , GO , 0.00% , 08/01/26
(a)
.... 545 542,687
Series 2019C , GO , 3.00% , 08/01/44 ..... 1,250 1,056,293

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2024A , GO , 4.00% , 08/01/49 ..... USD 7,000 $ 6,785,769
Series 2026B , GO , 5.00% , 08/01/51 ..... 1,000 1,064,218
Chabot-Las Positas Community College District
Series C , GO , 5.00% , 08/01/27 ........ 500 515,636
Series 2016 , GO , 4.00% , 08/01/34 ...... 1,000 1,002,304
Series B , GO , 3.00% , 08/01/36 ........ 1,455 1,440,277
Series 2026 , GO , 5.00% , 08/01/37 ...... 3,920 4,666,493
Series D , GO , 5.00% , 08/01/38 ........ 5,000 5,839,265
Series 2017A , GO , 4.00% , 08/01/42 ..... 2,920 2,921,045
Series 2017A , GO , 4.00% , 08/01/47 ..... 3,000 2,921,569
Series D , GO , 5.00% , 08/01/48 ........ 1,000 1,081,392
Series C , GO , 5.25% , 08/01/48 ........ 3,735 4,024,098
Chaffey Community College District
Series A , GO , 3.00% , 06/01/33 ........ 1,800 1,821,782
Series B1 , GO , 5.50% , 06/01/49 ....... 4,930 5,451,798
Chaffey Joint Union High School District
Series B , GO , 4.00% , 08/01/44 ........ 500 499,987
Series H , GO , 0.00% , 08/01/48
(a)
....... 4,890 1,757,493
Series G , GO , 5.25% , 08/01/52 ........ 1,500 1,581,359
Chino Valley Unified School District
Series 2017 , GO , 3.00% , 08/01/30 ...... 7,005 7,032,944
Series 2017 , GO , 5.00% , 08/01/31 ...... 4,310 4,433,982
Series 2020B , GO , 4.00% , 08/01/45 ..... 2,500 2,468,207
Series 2022C , GO , 4.00% , 08/01/55 ..... 2,000 1,876,550
Series 2020B , GO , 5.00% , 08/01/55 ..... 4,000 4,109,166
Citrus Community College District, Series
2024B, GO, 5.00%, 08/01/49 ......... 1,000 1,062,745
City & County of San Francisco
Series 2022R-1 , GO , 5.00% , 06/15/26 ... 500 500,442
Series 2025F , GO , 5.00% , 06/15/26 ..... 5,000 5,004,418
Series 2022R-1 , GO , 5.00% , 06/15/27 ... 500 514,245
Series 2022R-1 , GO , 5.00% , 06/15/28 ... 8,215 8,654,085
Series 2024-R1 , GO , 5.00% , 06/15/28 ... 960 1,011,311
Series 2020R-1 , GO , 5.00% , 06/15/31 ... 2,160 2,272,773
Series 2024-R1 , GO , 5.00% , 06/15/32 ... 3,000 3,428,588
Series 2024R-1 , GO , 5.00% , 06/15/35 ... 1,880 2,187,050
City of Concord, COP, 2.13%, 04/01/41 .... 555 406,066
City of Glendale
Series 2025 , RB , 5.00% , 02/01/49 ...... 1,500 1,581,109
Series 2024-2 , RB , 5.00% , 02/01/54 ..... 2,000 2,069,828
City of Hayward, Series 2025, RB,
4.00%, 03/01/52 ................. 2,000 1,919,038
City of Irvine
Series 2025 , 5.00% , 09/01/50 ......... 1,500 1,614,053
Series 2025 , 5.00% , 09/01/60 ......... 1,855 1,976,611
City of Long Beach
Series 2025 , RB , 5.00% , 05/15/40 ...... 1,100 1,219,810
Series 2025 , RB , 5.00% , 05/15/41 ...... 1,000 1,098,438
Series 2019A , RB , 5.00% , 05/15/44 ..... 2,000 2,093,026
City of Los Angeles
RB , 5.00% , 06/25/26 ............... 9,090 9,104,105
Series 2023A , RB , 5.00% , 02/01/37 ..... 1,000 1,121,245
Series 2023A , RB , 5.00% , 02/01/38 ..... 1,000 1,116,228
City of Los Angeles Department of Airports
Series 2020B , RB , 5.00% , 05/15/27 ..... 275 281,972
Series 2025E , RB , 5.00% , 05/15/27 ..... 1,680 1,722,594
Series 2020A , RB , 5.00% , 05/15/28 ..... 280 295,270
Series 2025C , RB , 5.00% , 05/15/30 ..... 625 685,123
Series 2020A , RB , 5.00% , 05/15/31 ..... 1,785 1,940,813
Series 2025D , RB , 5.00% , 05/15/31 ..... 2,470 2,755,544
Series 2025C , RB , 5.00% , 05/15/31 ..... 1,285 1,433,552
Series 2020A , RB , 5.00% , 05/15/32 ..... 1,070 1,160,825
Series 2025C , RB , 5.00% , 05/15/32 ..... 2,750 3,116,150
Series 2020B , RB , 5.00% , 05/15/32 ..... 1,000 1,096,592
Series 2025C , RB , 5.00% , 05/15/33 ..... 1,250 1,435,761
Security
Par (000)
Par (000) Value
California (continued)
Series 2025D , RB , 5.00% , 05/15/33 ..... USD 1,250 $ 1,435,761
Series 2021B , RB , 5.00% , 05/15/35 ..... 2,105 2,322,419
Series 2025D , RB , 5.00% , 05/15/35 ..... 2,000 2,345,400
Series 2020A , RB , 5.00% , 05/15/36 ..... 5,330 5,723,228
Series 2025D , RB , 5.00% , 05/15/37 ..... 4,000 4,629,258
Series 2020A , RB , 5.00% , 05/15/39 ..... 7,455 7,945,587
Series 2020A , RB , 5.00% , 05/15/40 ..... 1,425 1,515,404
Series 2025D , RB , 5.00% , 05/15/41 ..... 3,000 3,396,365
Series B , RB , 5.00% , 05/15/42 ......... 2,000 2,034,654
Series 2025D , RB , 5.00% , 05/15/43 ..... 2,000 2,226,691
Series 2025D , RB , 5.00% , 05/15/44 ..... 4,000 4,399,284
Series 2021B , RB , 5.00% , 05/15/45 ..... 2,205 2,321,922
Series 2025D , RB , 5.00% , 05/15/48 ..... 3,000 3,192,447
Series 2021B , RB , 5.00% , 05/15/48 ..... 475 493,225
Series 2018E , RB , 5.00% , 05/15/48 ..... 1,020 1,044,566
City of Los Angeles Wastewater System
Series 2022C , RB , 5.00% , 06/01/26 ..... 3,815 3,815,000
Series 2025A , RB , 5.00% , 06/01/27 ..... 2,500 2,564,316
Series 2018B , RB , 5.00% , 06/01/27 ..... 3,860 3,959,304
Series 2025C , RB , 5.00% , 06/01/27 ..... 5,000 5,128,633
Series 2022C , RB , 5.00% , 06/01/28 ..... 180 189,267
Series 2022C , RB , 5.00% , 06/01/29 ..... 1,000 1,075,324
Series A , RB , 5.00% , 06/01/30 ......... 1,305 1,338,243
Series 2022C , RB , 5.00% , 06/01/30 ..... 1,000 1,097,938
Series 2025A , RB , 5.00% , 06/01/31 ..... 1,000 1,118,882
Series 2022C , RB , 5.00% , 06/01/32 ..... 2,500 2,840,554
Series 2025A , RB , 5.00% , 06/01/33 ..... 1,000 1,155,420
Series 2025A , RB , 5.00% , 06/01/35 ..... 2,900 3,424,692
Series 2025A , RB , 5.00% , 06/01/38 ..... 3,160 3,646,260
Series A , RB , 4.00% , 06/01/42 ......... 500 500,318
Series 2018A , RB , 5.00% , 06/01/43 ..... 1,000 1,031,378
Series 2022A , RB , 5.00% , 06/01/47 ..... 5,275 5,572,041
Series A , RB , 5.25% , 06/01/47 ......... 1,000 1,013,536
Series 2022A , RB , 4.00% , 06/01/52 ..... 1,420 1,349,423
Series 2025A , RB , 5.00% , 06/01/55 ..... 5,000 5,298,604
City of Modesto
Series 2025 , RB , 5.00% , 11/01/50 ...... 1,000 1,061,651
Series 2025 , RB , 5.00% , 11/01/55 ...... 1,280 1,347,074
City of Oakland
Series 2023D , GO , 5.25% , 07/15/48 ..... 3,225 3,440,772
Series 2025B-1 , GO , 5.00% , 07/15/55 .... 1,000 1,042,000
City of Riverside
Series 2018A , RB , 5.00% , 08/01/30 ..... 250 263,372
Series 2018A , RB , 5.00% , 08/01/31 ..... 1,430 1,504,887
Series 2018A , RB , 5.00% , 08/01/33 ..... 800 840,444
Series 2019A , RB , 5.00% , 10/01/36 ..... 1,025 1,083,643
Series 2025A , RB , 5.00% , 08/01/40 ..... 750 852,738
Series 2019A , RB , 5.00% , 10/01/48 ..... 3,695 3,784,259
Series 2024A , RB , 5.00% , 10/01/49 ..... 3,970 4,197,511
City of Roseville
Series 2026 , RB , 5.00% , 02/01/40 ...... 1,250 1,436,668
Series 2026 , RB , 5.00% , 02/01/41 ...... 2,000 2,280,094
Series 2026 , RB , 5.00% , 02/01/42 ...... 1,000 1,130,445
Series 2026 , RB , 5.00% , 02/01/43 ...... 2,000 2,245,095
Series 2026 , RB , 5.00% , 02/01/44 ...... 2,000 2,222,958
City of San Francisco
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/27 ................ 5,000 5,184,306
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/30 ................ 10,000 11,058,181
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/30 ................ 2,575 2,847,482
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/31 ................ 8,500 9,557,454
Series 2023C , RB , 5.00% , 11/01/31 ..... 1,000 1,124,406

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2023C , RB , 5.00% , 11/01/32 ..... USD 1,000 $ 1,139,818
Series 2025, Sub-Series A , RB ,
5.00% , 11/01/33 ................ 5,000 5,773,917
Series 2023C , RB , 5.00% , 11/01/35 ..... 1,440 1,644,765
Series A , RB , 4.00% , 11/01/36 ......... 2,500 2,503,791
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/38 ................ 2,000 2,386,070
Series A , RB , 4.00% , 11/01/39 ......... 1,000 1,000,297
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/39 ................ 1,495 1,784,028
Series 2023C , RB , 5.00% , 11/01/39 ..... 1,000 1,116,970
Series 2025, Sub-Series F , RB ,
5.00% , 11/01/40 ................ 3,430 4,116,892
Series 2020D , RB , 3.00% , 11/01/50 ..... 1,500 1,142,954
Series 2020B , RB , 5.00% , 11/01/50 ..... 3,600 3,641,055
Series 2025, Sub-Series E , RB ,
5.25% , 11/01/55 ................ 2,000 2,149,564
City of San Jose
Series 2019C , GO , 5.00% , 09/01/28 ..... 370 392,495
Series 2021A , GO , 5.00% , 09/01/45 ..... 5,035 5,356,695
Series 2019A-1 , GO , 5.00% , 09/01/47 .... 2,000 2,063,730
City of Santa Rosa
Series 2002B , RB , 0.00% , 09/01/31
( AMBAC )
(a)
.................... 1,435 1,223,950
Series 2002B , RB , 0.00% , 09/01/32
( AMBAC )
(a)
.................... 5,000 4,117,695
Series 2020A , RB , 5.00% , 09/01/34 ..... 4,470 4,904,362
Clovis Unified School District, Series D, GO,
4.00%, 08/01/40 ................. 55 55,008
Coast Community College District
Series 2006B , GO , 0.00% , 08/01/26
(a)
.... 2,375 2,364,491
Series 2006B , GO , 0.00% , 08/01/27
(a)
.... 320 310,222
Series 2006B , GO , 0.00% , 08/01/28 ( AGM )
(a)
4,925 4,642,604
Series 2006B , GO , 0.00% , 08/01/30
(a)
.... 2,985 2,646,049
Series 2017D , GO , 5.00% , 08/01/36 ..... 1,500 1,545,907
Series 2019F , GO , 3.00% , 08/01/39 ..... 2,520 2,314,199
Series 2017D , GO , 4.00% , 08/01/42 ..... 10,230 10,231,347
Series 2019F , GO , 0.00% , 08/01/43
(a)
.... 1,000 477,712
Colton Joint Unified School District
Series A , GO , 0.00% , 08/01/49 ( BAM )
(a)
... 750 253,515
Series A , GO , 0.00% , 08/01/50 ( BAM )
(a)
... 1,000 320,698
Series A , GO , 5.00% , 08/01/55 ( BAM ) .... 3,000 3,127,125
Contra Costa Community College District
Series 2020C , GO , 2.00% , 08/01/39 ..... 3,235 2,557,212
Series 2014A , GO , 4.00% , 08/01/39 ..... 1,250 1,250,122
Contra Costa Transportation Authority Sales Tax
Series 2018B , RB , 5.00% , 03/01/30 ..... 600 611,835
Series 2021A , RB , 4.00% , 03/01/33 ..... 6,285 6,692,639
Corona-Norco Unified School District
Series 2026 , GO , 5.00% , 08/01/35 ...... 2,000 2,361,403
Series 2026 , GO , 5.00% , 08/01/36 ...... 1,000 1,186,958
Series C , GO , 0.00% , 08/01/39
(a)
....... 2,000 1,211,929
Series B , GO , 4.00% , 08/01/43 ........ 3,725 3,708,991
Series D , GO , 5.00% , 08/01/45 ........ 300 327,969
Series D , GO , 5.00% , 08/01/49 ........ 1,000 1,061,248
County of Sacramento Airport System
Series 2018A , RB , 5.00% , 07/01/26 ..... 1,465 1,467,821
Series 2018E , RB , 5.00% , 07/01/34 ..... 1,675 1,755,743
Series 2025E , RB , 5.00% , 07/01/37 ..... 750 873,996
Series 2025B , RB , 5.00% , 07/01/40 ..... 415 474,842
Series 2024 , RB , 5.00% , 07/01/49 ...... 1,155 1,214,766
Series 2024 , RB , 5.00% , 07/01/54 ...... 3,250 3,385,208
County of Santa Clara
Series 2017C , GO , 4.00% , 08/01/34 ..... 400 404,966
Series 2022D , GO , 5.00% , 08/01/34 ..... 5,890 6,718,562
Security
Par (000)
Par (000) Value
California (continued)
Series 2017C , GO , 4.00% , 08/01/38 ..... USD 750 $ 753,939
Desert Community College District
Series 2017 , GO , 4.00% , 08/01/39 ...... 500 501,184
Series 2024 , GO , 4.00% , 08/01/42 ...... 1,030 1,056,145
Series 2026 , GO , 5.00% , 08/01/45 ...... 2,000 2,206,017
Desert Sands Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 1,000 1,032,093
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,600 2,752,492
Series 2019 , GO , 4.00% , 08/01/44 ...... 1,000 999,675
Series 2025 , GO , 4.00% , 08/01/50 ...... 3,000 2,904,856
Downey Unified School District
Series B , GO , 4.00% , 08/01/51 ........ 1,440 1,372,606
Series B , GO , 5.00% , 08/01/57 ........ 1,635 1,724,117
Dublin Unified School District, Series B, GO,
4.25%, 08/01/53 ................. 2,000 1,967,186
East Bay Municipal Utility District Wastewater
System
Series 2026B , RB , 5.00% , 06/01/31 ..... 1,250 1,405,741
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,000 1,175,000
Series 2025B , RB , 5.00% , 06/01/37 ..... 1,000 1,167,398
Series 2026B , RB , 5.00% , 06/01/38 ..... 2,000 2,351,050
Series 2026B , RB , 5.00% , 06/01/39 ..... 1,765 2,061,159
Series 2025A , RB , 5.00% , 06/01/50 ..... 1,000 1,070,582
East Bay Municipal Utility District Water System
Series 2025B , RB , 5.00% , 06/01/27 ..... 7,000 7,189,207
Series 2025B , RB , 5.00% , 06/01/28 ..... 5,000 5,274,494
Series 2017B , RB , 5.00% , 06/01/29 ..... 2,200 2,259,063
Series 2024B , RB , 5.00% , 06/01/30 ..... 1,000 1,103,724
Series 2017B , RB , 5.00% , 06/01/32 ..... 1,560 1,599,466
Series 2017B , RB , 5.00% , 06/01/33 ..... 1,000 1,024,672
Series 2017B , RB , 5.00% , 06/01/34 ..... 430 440,263
Series 2025B , RB , 5.00% , 06/01/36 ..... 1,350 1,586,250
Series 2022A , RB , 5.00% , 06/01/37 ..... 2,000 2,240,792
Series 2026B , RB , 5.00% , 06/01/38 ..... 625 734,703
Series 2026B , RB , 5.00% , 06/01/39 ..... 12,500 14,597,442
Series 2017A , RB , 5.00% , 06/01/42 ..... 5,460 5,548,910
Series 2026A , RB , 5.00% , 06/01/43 ..... 2,000 2,267,439
Series 2026A , RB , 5.00% , 06/01/44 ..... 1,750 1,965,453
Series 2017A , RB , 4.00% , 06/01/45 ..... 1,000 998,324
Series 2025B , RB , 5.00% , 06/01/45 ..... 1,000 1,102,604
Series 2017A , RB , 5.00% , 06/01/45 ..... 2,000 2,026,814
Series 2026A , RB , 5.00% , 06/01/51 ..... 715 767,838
Series 2025A , RB , 5.00% , 06/01/55 ..... 1,665 1,770,056
East County Advanced Water Purification Joint
Powers Authority
RB , 3.13% , 09/01/26 ............... 14,500 14,499,855
Series 2024A, Sub-Series A-2 , RB ,
5.00% , 09/01/26 ................ 2,870 2,873,315
East Side Union High School District
Series D , GO , 5.00% , 08/01/26 ........ 3,500 3,513,092
Series A , GO , 5.00% , 08/01/27
(c)
....... 750 770,998
Series D , GO , 5.00% , 08/01/27 ........ 350 360,331
Series 2024B , GO , 5.00% , 08/01/30 ( AGM ) 3,500 3,854,490
Series B , GO , 3.00% , 08/01/31 ........ 2,000 2,004,508
Series B , GO , 3.00% , 08/01/33 ........ 6,920 6,913,606
Series 2024B , GO , 5.00% , 08/01/34 ..... 4,000 4,678,328
Series B , GO , 3.00% , 08/01/36 ........ 2,615 2,491,046
Eastern Municipal Water District
(b)
Series 2018A , RB , VRDN, ( Bank of America
NA SBPA ), 2.35% , 06/02/26 ........ 19,435 19,435,000
Series 2024A , RB , VRDN, ( Bank of America
NA SBPA ), 2.40% , 06/02/26 ........ 6,300 6,300,000
Eastern Municipal Water District Financing
Authority
Series 2020A , RB , 5.00% , 07/01/36 ..... 3,000 3,269,118

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2020A , RB , 4.00% , 07/01/38 ..... USD 2,310 $ 2,382,205
Series 2017D , RB , 5.00% , 07/01/47 ..... 1,000 1,012,585
El Camino Community College District
Fountation (The)
Series 2012C , GO , 0.00% , 08/01/27
(a)
.... 3,000 2,910,338
Series 2012C , GO , 0.00% , 08/01/29
(a)
.... 2,110 1,934,351
Series 2012C , GO , 0.00% , 08/01/32
(a)
.... 700 581,707
Series 2012C , GO , 0.00% , 08/01/33
(a)
.... 125 100,233
Series 2012C , GO , 0.00% , 08/01/34
(a)
.... 3,050 2,349,387
Series 2012C , GO , 0.00% , 08/01/38
(a)
.... 14,000 9,017,163
Series 2016A , GO , 4.00% , 08/01/45 ..... 500 492,988
El Monte Union High School District, Series B,
GO, 4.00%, 06/01/46 .............. 4,100 4,018,387
Elk Grove Finance Authority
Series 2025 , 5.00% , 09/01/33 ......... 1,000 1,144,341
Series 2025 , 5.00% , 09/01/36 ......... 1,000 1,165,713
Elk Grove Unified School District
Series 2026 , GO , 5.50% , 08/01/27 ...... 4,000 4,150,803
COP , 3.00% , 02/01/33 ( BAM ) ......... 1,000 972,431
Series 2021 , GO , 2.00% , 08/01/34 ...... 2,515 2,173,484
Series 2017 , GO , 4.00% , 08/01/46 ...... 5,950 5,783,068
Series 2019 , GO , 4.00% , 08/01/46 ...... 2,855 2,774,901
Series 2026 , GO , 4.50% , 08/01/53 ...... 2,000 2,009,857
Escondido Union High School District
(a)
Series A , GO , 0.00% , 08/01/30 ........ 250 220,885
Series 2009 , GO , 0.00% , 08/01/37 ...... 190 129,000
Series 2011C , GO , 0.00% , 08/01/46 ..... 985 393,875
Series 2011C , GO , 0.00% , 08/01/51 ..... 1,155 368,609
Fontana Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 11/01/37 ..... 460 533,321
Series 2025A , RB , 5.00% , 11/01/55 ..... 1,000 1,049,243
Fontana Unified School District, Series A, GO,
5.00%, 08/01/41 ................. 500 567,765
Foothill-De Anza Community College District
Series 2003B , GO , 0.00% , 08/01/34
( NPFGC-IBC, FGIC )
(a)
............ 2,000 1,564,299
Series A , GO , 0.00% , 08/01/36 ( AMBAC )
(a)
1,950 1,397,009
Series 2021A , GO , 3.00% , 08/01/40 ..... 5,160 4,666,810
Series 2016 , GO , 4.00% , 08/01/40 ...... 2,000 1,998,900
Foothill-Eastern Transportation Corridor Agency
Series 1995A , RB , 0.00% , 01/01/28
(a)
.... 440 423,207
Series 1995A , RB , 0.00% , 01/01/29
(a)
.... 500 468,853
Series 1995A , RB , 0.00% , 01/01/30 ( AGC-
ICC, AGM-CR )
(a)
................ 320 292,373
Series 2015A , RB , 0.00% , 01/15/33
(a)
.... 750 607,151
Series 2015A , RB , 0.00% , 01/15/34
(a)
.... 5,500 4,308,561
Series 2015A , RB , 0.00% , 01/15/35
(a)
.... 300 225,435
Series 2013A , RB , 0.00% , 01/15/36
(a)
.... 12,490 9,028,416
Series 2013A , RB , 0.00% , 01/15/37 ( AGM )
(a)
3,000 2,075,721
Series 2021A , RB , 4.00% , 01/15/46 ..... 14,595 14,161,800
Series 2013B-1 , RB , 3.95% , 01/15/53 .... 1,200 1,075,748
Fremont Unified School District
Series D , GO , 2.00% , 08/01/36 ........ 1,000 822,975
Series A , GO , 5.25% , 08/01/42 ........ 3,675 4,102,929
Series A , GO , 4.00% , 08/01/44 ........ 8,520 8,539,558
Fremont Union High School District
Series 2026 , GO , 5.00% , 08/01/28 ...... 1,000 1,059,175
Series 2026A , GO , 5.00% , 08/01/39 ..... 1,685 1,939,710
Series 2021A , GO , 3.00% , 08/01/40 ..... 4,000 3,659,198
Series 2026 , GO , 4.13% , 08/01/50 ...... 1,000 988,551
Fresno Joint Powers Financing Authority, Series
2017A, RB, 5.00%, 04/01/35 ......... 950 966,005
Fresno Unified School District, Series B, GO,
4.00%, 08/01/55 ................. 3,255 3,018,668
Security
Par (000)
Par (000) Value
California (continued)
Fullerton Joint Union High School District, Series
2025A, GO, 4.00%, 08/01/46 ......... USD 5,150 $ 5,123,355
Glendale Community College District
Series 2025A , GO , 5.00% , 08/01/27 ..... 250 258,317
Series B , GO , 3.00% , 08/01/47 ........ 500 389,711
Series B , GO , 4.00% , 08/01/50 ........ 8,085 7,675,539
Series 2025A , GO , 5.00% , 08/01/50 ..... 2,655 2,819,208
Series 2025A , GO , 5.00% , 08/01/55 ..... 1,335 1,405,475
Grossmont Healthcare District
Series 2025F , GO , 5.00% , 07/15/35 ..... 1,000 1,178,784
Series 2025F , GO , 5.00% , 07/15/40 ..... 1,250 1,421,212
Grossmont-Cuyamaca Community College
District
Series 2008C , GO , 0.00% , 08/01/30 ( AGC )
(a)
2,000 1,775,812
Series 2018B , GO , 4.00% , 08/01/47 ..... 1,000 973,856
Series 2026D , GO , 4.25% , 08/01/51 ..... 1,230 1,225,022
Hayward Area Recreation & Park District, Series
A, GO, 4.00%, 08/01/46 ............ 1,000 997,129
Hayward Unified School District
Series 2025B , GO , 5.00% , 08/01/26 ( BAM ) 1,000 1,004,249
Series 2025B , GO , 5.00% , 08/01/27 ( BAM ) 1,000 1,030,921
Series 2025B , GO , 5.00% , 08/01/32 ..... 1,325 1,511,048
Series 2025B , GO , 5.00% , 08/01/43 ( BAM ) 500 555,421
Series 2025B , GO , 5.00% , 08/01/44 ( BAM ) 500 551,024
Series 2019A , GO , 4.00% , 08/01/48 ( BAM ) 1,000 949,667
Hillsborough City School District
(a)
Series B , GO , 0.00% , 09/01/30 ........ 4,995 4,452,840
Series B , GO , 0.00% , 09/01/31 ........ 5,075 4,382,690
Imperial Community College District, Series
2023A, GO, 5.00%, 08/01/48 (AGM) ..... 1,065 1,122,162
Imperial Irrigation District Electric System
Series 2025 , RB , 5.00% , 11/01/29 ...... 1,000 1,084,878
Series 2026 , RB , 5.00% , 11/01/33 ...... 3,255 3,763,557
Series 2026 , RB , 5.00% , 11/01/38 ...... 1,000 1,158,030
Series 2025 , RB , 5.00% , 11/01/45 ...... 1,500 1,641,815
Series 2016B-1 , RB , 5.00% , 11/01/46 .... 500 501,832
Inglewood Unified School District
Series B , GO , 5.00% , 08/01/26 ........ 1,500 1,505,611
Series B , GO , 5.00% , 08/01/33 ........ 1,000 1,131,513
Series B , GO , 5.00% , 08/01/35 ........ 1,215 1,400,930
Series B , GO , 5.50% , 08/01/41 ........ 500 577,015
Series B , GO , 5.50% , 08/01/43 ........ 500 569,365
Irvine Ranch Water District
Series 2009B , VRDN, ( Bank of America NA
LOC ), 2.30% , 06/02/26
(b)
........... 10,180 10,180,000
Series 2011A-1 , VRDN, ( Bank of America NA
LOC ), 2.30% , 06/02/26
(b)
........... 15,940 15,940,000
Series 2011A-2 , VRDN, ( Bank of America NA
LOC ), 2.30% , 06/02/26
(b)
........... 5,525 5,525,000
Series 2016 , 5.25% , 02/01/46 ......... 4,305 4,318,471
Jefferson Union High School District
(c)
Series 2026A , GO , 5.00% , 08/01/32 ..... 850 965,027
Series 2026A , GO , 5.00% , 08/01/33 ..... 1,000 1,151,621
Lake Elsinore Facilities Financing Authority
Successor Agency, Series 2025A,
5.00%, 09/01/31 (AGC) ............ 1,000 1,115,885
Lodi Unified School District, Series 2020, GO,
3.00%, 08/01/43 ................. 5,465 4,579,614
Long Beach Community College District
Series 2019C , GO , 4.00% , 08/01/45 ..... 400 394,390
Series 2012B , GO , 0.00% , 08/01/49
(a)
.... 250 175,423
Series 2019C , GO , 4.00% , 08/01/49 ..... 300 281,192
Series 2025E , GO , 5.00% , 08/01/52 ..... 535 565,584
Long Beach Unified School District
Series 2016 , GO , 4.00% , 08/01/31 ...... 2,620 2,625,815

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2026 , GO , 5.00% , 08/01/39 ...... USD 10,000 $ 11,572,879
Series D , GO , 5.00% , 08/01/43 ........ 2,000 2,255,680
Series G , GO , 5.00% , 08/01/44 ........ 1,015 1,102,529
Series B , GO , 4.00% , 08/01/45 ........ 500 494,296
Series F , GO , 3.00% , 08/01/47 ......... 1,605 1,257,350
Series C , GO , 4.00% , 08/01/47 ........ 3,500 3,432,602
Series B , GO , 3.00% , 08/01/48 ........ 5,815 4,474,692
Series C , GO , 4.00% , 08/01/48 ........ 2,910 2,832,050
Series B , GO , 3.00% , 08/01/50 ........ 7,320 5,505,704
Los Altos Elementary School District
Series A , GO , 5.00% , 08/01/27 ........ 1,270 1,308,823
Series A , GO , 5.00% , 08/01/55 ........ 1,000 1,052,464
Los Angeles Community College District
Series F , GO , 5.00% , 08/01/26 ......... 2,120 2,128,720
Series A-1 , GO , 5.00% , 08/01/27 ....... 1,800 1,853,972
Series D , GO , 5.00% , 08/01/27 ........ 10,425 10,737,586
Series F , GO , 5.00% , 08/01/27 ......... 450 463,493
Series I , GO , 4.00% , 08/01/28 ......... 1,315 1,318,247
Series D , GO , 5.00% , 08/01/28 ........ 3,625 3,833,814
Series D , GO , 5.00% , 08/01/29 ........ 2,085 2,256,787
Series E , GO , 5.00% , 08/01/29 ........ 5,000 5,411,959
Series E , GO , 5.00% , 08/01/30 ........ 5,000 5,527,738
Series F , GO , 5.00% , 08/01/31 ......... 8,500 9,559,570
Series K , GO , 4.00% , 08/01/36 ........ 2,435 2,435,706
Series 2016 , GO , 4.00% , 08/01/37 ...... 1,915 1,915,442
Series K , GO , 4.00% , 08/01/37 ........ 4,325 4,325,997
Series K , GO , 4.00% , 08/01/38 ........ 1,460 1,460,304
Series K , GO , 3.00% , 08/01/39 ........ 855 774,743
Los Angeles County Facilities 2, Inc.
Series 2024A , RB , 5.25% , 06/01/49 ..... 5,340 5,708,014
Series 2024A , RB , 5.25% , 06/01/57 ..... 1,000 1,053,431
Los Angeles County Facilities, Inc.
Series 2018A , RB , 5.00% , 12/01/33 ..... 590 624,930
Series 2018A , RB , 5.00% , 12/01/43 ..... 1,000 1,036,469
Series 2018A , RB , 4.00% , 12/01/48 ..... 500 475,301
Los Angeles County Metropolitan Transportation
Authority Sales Tax
Series 2016A , RB , 5.00% , 06/01/26 ..... 450 450,000
Series 2017A , RB , 5.00% , 07/01/26 ..... 415 415,872
Series 2020A , RB , 5.00% , 06/01/27 ..... 460 472,065
Series 2021A , RB , 5.00% , 06/01/28 ..... 1,040 1,094,376
Series 2020A , RB , 5.00% , 06/01/28 ..... 200 210,537
Series 2017A , RB , 5.00% , 07/01/28 ..... 270 277,699
Series 2016A , RB , 5.00% , 06/01/29 ..... 545 545,000
Series 2026B , RB , 5.00% , 06/01/30 ..... 1,000 1,099,702
Series 2020A , RB , 5.00% , 06/01/30 ..... 1,500 1,646,907
Series 2021A , RB , 5.00% , 06/01/30 ..... 2,450 2,694,270
Series 2026-B , RB , 5.00% , 07/01/30 ..... 2,000 2,202,828
Series 2023A , RB , 5.00% , 07/01/30 ..... 2,000 2,202,828
Series 2020A , RB , 5.00% , 06/01/31 ..... 3,680 4,026,861
Series 2020A , RB , 5.00% , 06/01/32 ..... 2,655 2,902,139
Series 2023A , RB , 5.00% , 07/01/32 ..... 2,000 2,278,071
Series 2020A , RB , 5.00% , 06/01/33 ..... 3,460 3,773,453
Series 2026B , RB , 5.00% , 06/01/33 ..... 5,000 5,764,639
Series 2021A , RB , 5.00% , 06/01/33 ..... 2,020 2,246,264
Series 2023A , RB , 5.00% , 07/01/33 ..... 500 577,048
Series 2017A , RB , 5.00% , 07/01/33 ..... 1,000 1,025,209
Series 2020A , RB , 5.00% , 06/01/34 ..... 4,095 4,192,171
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,155 1,328,053
Series 2019B , RB , 5.00% , 07/01/34 ..... 3,065 3,214,269
Series 2021A , RB , 4.00% , 06/01/35 ..... 5,000 5,250,433
Series 2020A , RB , 4.00% , 06/01/35 ..... 4,970 5,186,539
Series 2019B , RB , 5.00% , 07/01/35 ..... 2,285 2,393,432
Series 2020A , RB , 4.00% , 06/01/37 ..... 1,250 1,292,507
Series 2024-A , RB , 5.00% , 06/01/37 ..... 4,000 4,575,726
Security
Par (000)
Par (000) Value
California (continued)
Series 2017A , RB , 5.00% , 07/01/37 ..... USD 1,000 $ 1,022,849
Series 2026A , RB , 5.00% , 06/01/38 ..... 750 852,592
Series 2026B , RB , 5.00% , 06/01/38 ..... 1,935 2,199,688
Series 2017A , RB , 5.00% , 07/01/38 ..... 1,390 1,420,646
Series 2026A , RB , 5.00% , 06/01/39 ..... 600 678,802
Series 2017A , RB , 5.00% , 07/01/39 ..... 2,890 2,951,484
Series 2026-B , RB , 5.00% , 07/01/39 ..... 855 985,927
Series 2017A , RB , 5.00% , 07/01/42 ..... 2,400 2,445,636
Series 2021A , RB , 5.00% , 07/01/43 ..... 7,120 7,636,840
Series 2019A , RB , 5.00% , 07/01/44 ..... 3,770 3,922,763
Series 2021A , RB , 5.00% , 07/01/45 ..... 1,075 1,141,599
Los Angeles County Public Works Financing
Authority
Series 2025J , RB , 5.00% , 12/01/30 ..... 1,150 1,279,384
Series 2024H , RB , 5.00% , 12/01/32 ..... 1,085 1,245,939
Series 2019E-1 , RB , 5.00% , 12/01/33 .... 2,000 2,161,764
Series 2022G , RB , 5.00% , 12/01/33 ..... 1,185 1,331,243
Series 2024H , RB , 5.00% , 12/01/34 ..... 1,000 1,176,265
Series 2024H , RB , 5.00% , 12/01/37 ..... 3,390 3,910,612
Series 2024H , RB , 5.00% , 12/01/39 ..... 1,500 1,708,139
Series 2025J , RB , 5.00% , 12/01/39 ..... 1,750 2,017,410
Series 2025J , RB , 5.00% , 12/01/41 ..... 2,000 2,283,426
Series 2025J , RB , 5.00% , 12/01/42 ..... 6,000 6,788,152
Series 2025J , RB , 5.00% , 12/01/43 ..... 2,500 2,804,605
Series 2019E-1 , RB , 5.00% , 12/01/44 .... 1,000 1,048,331
Series 2021F , RB , 4.00% , 12/01/46 ..... 1,000 988,217
Series 2026A , RB , 5.00% , 03/01/51 ..... 2,500 2,641,262
Series 2024H , RB , 4.00% , 12/01/53 ..... 1,000 936,353
Series 2024H , RB , 5.25% , 12/01/53 ..... 4,970 5,295,427
Series 2026A , RB , 5.00% , 03/01/56 ..... 2,500 2,621,986
Los Angeles County Sanitation Districts
Financing Authority
Series 2016A , RB , 5.00% , 10/01/30 ..... 1,405 1,414,966
Series 2016A , RB , 5.00% , 10/01/31 ..... 1,640 1,651,577
Series 2016A , RB , 4.00% , 10/01/42 ..... 5,010 5,012,242
Los Angeles Department of Water & Power
Series 2018B , RB , 5.00% , 07/01/26 ..... 2,270 2,273,747
Series 2021C , RB , 5.00% , 07/01/26 ..... 4,815 4,822,948
Series 2020A , RB , 5.00% , 07/01/26 ..... 3,645 3,651,757
Series 2022E , RB , 5.00% , 07/01/28 ..... 2,485 2,593,442
Series 2018A , RB , 5.00% , 07/01/28 ..... 1,175 1,213,680
Series 2024E , RB , 5.00% , 07/01/28 ..... 3,500 3,652,735
Series 2024C , RB , 5.00% , 07/01/28 ..... 4,585 4,785,083
Series 2025A , RB , 5.00% , 07/01/28 ..... 860 888,311
Series 2024E , RB , 5.00% , 07/01/29 ..... 1,725 1,833,471
Series 2022E , RB , 5.00% , 07/01/29 ..... 2,945 3,130,187
Series 2025D , RB , 5.00% , 07/01/29 ..... 1,190 1,264,829
Series 2025B , RB , 5.00% , 07/01/30 ..... 1,500 1,621,009
Series 2025C , RB , 5.00% , 07/01/30 ..... 5,000 5,356,460
Series 2024E , RB , 5.00% , 07/01/30 ..... 5,000 5,403,364
Series 2025D , RB , 5.00% , 07/01/31 ..... 2,350 2,572,043
Series 2019B , RB , 5.00% , 07/01/32 ..... 1,760 1,843,159
Series 2017B , RB , 5.00% , 07/01/32 ..... 1,960 1,982,654
Series 2025B , RB , 5.00% , 07/01/32 ..... 1,385 1,533,718
Series 2019D , RB , 5.00% , 07/01/32 ..... 1,000 1,055,976
Series 2026A , RB , 5.00% , 07/01/32 ..... 570 631,205
Series 2025B , RB , 5.00% , 07/01/33 ..... 5,500 6,139,361
Series 2024E , RB , 5.00% , 07/01/35 ..... 1,500 1,681,208
Series 2025B , RB , 5.00% , 07/01/35 ..... 2,825 3,202,592
Series 2024A , RB , 5.00% , 07/01/36 ..... 1,750 1,941,009
Series 2024C , RB , 5.00% , 07/01/36 ..... 2,000 2,218,296
Series 2022B , RB , 5.00% , 07/01/36 ..... 1,365 1,487,416
Series 2025A , RB , 5.00% , 07/01/36 ( BAM ) 150 168,835
Series 2023B , RB , 5.00% , 07/01/37 ..... 1,000 1,089,095
Series 2024B , RB , 5.00% , 07/01/37 ..... 4,000 4,403,803

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019D , RB , 5.00% , 07/01/37 ..... USD 3,865 $ 4,033,652
Series 2025C , RB , 5.00% , 07/01/38 ..... 6,290 6,973,421
Series 2024C , RB , 5.00% , 07/01/38 ..... 2,285 2,497,583
Series 2024C , RB , 5.00% , 07/01/39 ..... 1,160 1,262,154
Series 2021B , RB , 5.00% , 07/01/39 ..... 1,325 1,399,302
Series 2020B , RB , 5.00% , 07/01/39 ..... 4,600 4,831,836
Series 2024E , RB , 5.00% , 07/01/39 ..... 2,250 2,459,395
Series 2025C , RB , 5.00% , 07/01/40 ..... 4,500 4,944,054
Series 2020B , RB , 5.00% , 07/01/40 ..... 1,500 1,572,651
Series 2022C , RB , 5.00% , 07/01/40 ..... 2,000 2,128,977
Series 2022C , RB , 5.00% , 07/01/41 ..... 2,000 2,121,323
Series 2025D , RB , 5.00% , 07/01/41 ..... 5,000 5,463,585
Series 2025A , RB , 5.00% , 07/01/42 ( BAM ) 400 434,483
Series 2022C , RB , 5.00% , 07/01/42 ..... 8,185 8,648,354
Series 2017A , RB , 5.00% , 07/01/42 ..... 695 699,734
Series 2024A , RB , 5.00% , 07/01/43 ..... 5 5,354
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,400 2,529,684
Series 2025A , RB , 5.00% , 07/01/43 ( BAM ) 1,000 1,082,392
Series 2025D , RB , 5.00% , 07/01/44 ..... 4,500 4,811,393
Series 2024A , RB , 5.00% , 07/01/44 ..... 3,615 3,829,883
Series 2024C , RB , 5.00% , 07/01/44 ..... 1,000 1,059,442
Series 2021C , RB , 5.00% , 07/01/45 ..... 3,000 3,109,550
Series 2019A , RB , 5.00% , 07/01/45 ..... 1,510 1,539,448
Series 2022B , RB , 5.00% , 07/01/47 ..... 3,000 3,092,607
Series 2017C , RB , 5.00% , 07/01/47 ..... 1,000 1,007,347
Series 2017A , RB , 5.00% , 07/01/47 ..... 1,000 1,003,981
Series 2024D , RB , 5.00% , 07/01/47 ..... 9,750 10,133,798
Series 2019C , RB , 5.00% , 07/01/49 ..... 2,455 2,488,767
Series 2025A , RB , 5.00% , 07/01/50 ..... 1,750 1,803,107
Series 2022A , RB , 5.00% , 07/01/51 ..... 2,480 2,525,079
Series 2021C , RB , 5.00% , 07/01/51 ..... 2,575 2,621,806
Series 2022C , RB , 5.00% , 07/01/52 ..... 2,100 2,140,021
Series 2022B , RB , 5.00% , 07/01/52 ..... 1,000 1,020,543
Series 2024C , RB , 5.00% , 07/01/54 ..... 7,750 7,930,464
Series 2025D , RB , 5.25% , 07/01/56 ..... 1,570 1,639,213
Series 2026A , RB , 5.25% , 07/01/56 ..... 1,165 1,218,613
Los Angeles Department of Water & Power
Water System
Series 2020B , RB , 4.00% , 07/01/27 ..... 415 420,765
Series 2025C , RB , 5.00% , 07/01/27 ..... 1,075 1,101,330
Series 2025A , RB , 5.00% , 01/01/30 ..... 1,595 1,694,498
Series 2018B , RB , 5.00% , 07/01/32 ..... 1,825 1,895,433
Series 2023A , RB , 5.00% , 07/01/34 ..... 1,100 1,220,483
Series 2025C , RB , 5.00% , 07/01/34 ..... 2,000 2,246,151
Series 2025B , RB , 5.00% , 07/01/35 ..... 400 453,464
Series 2020C , RB , 5.00% , 07/01/36 ..... 2,695 2,862,544
Series 2017A , RB , 5.00% , 07/01/36 ..... 4,765 4,809,707
Series 2025C , RB , 5.00% , 07/01/37 ..... 3,750 4,192,448
Series 2025C , RB , 5.00% , 07/01/39 ..... 5,000 5,513,993
Series 2022C , RB , 5.00% , 07/01/40 ..... 4,130 4,417,638
Series 2022D , RB , 5.00% , 07/01/40 ..... 1,220 1,304,968
Series 2024B , RB , 5.00% , 07/01/41 ..... 3,200 3,468,747
Series 2017A , RB , 5.00% , 07/01/41 ..... 2,000 2,014,760
Series 2022B , RB , 5.00% , 07/01/42 ..... 2,310 2,440,769
Series 2024B , RB , 5.00% , 07/01/42 ..... 2,000 2,156,613
Series 2022C , RB , 5.00% , 07/01/43 ..... 2,650 2,804,576
Series 2018B , RB , 5.00% , 07/01/43 ..... 4,345 4,449,002
Series 2017A , RB , 5.00% , 07/01/44 ..... 2,000 2,011,923
Series 2021B , RB , 5.00% , 07/01/46 ..... 2,950 3,033,063
Series 2022D , RB , 5.00% , 07/01/47 ..... 1,330 1,371,056
Series 2018A , RB , 5.00% , 07/01/48 ..... 1,000 1,010,197
Series 2022B , RB , 4.00% , 07/01/49 ..... 1,000 936,241
Series 2023A , RB , 5.00% , 07/01/49 ..... 1,000 1,029,650
Series 2022B , RB , 5.00% , 07/01/52 ..... 4,760 4,850,715
Series 2023A , RB , 5.25% , 07/01/53 ..... 1,000 1,038,792
Security
Par (000)
Par (000) Value
California (continued)
Series 2025C , RB , 5.00% , 07/01/55 ..... USD 1,090 $ 1,117,595
Los Angeles Unified School District
Series 2024A , GO , 5.00% , 07/01/26 ..... 1,985 1,989,001
Series 2022QRR , GO , 5.00% , 07/01/26 ... 1,350 1,352,721
Series 2019A , GO , 5.00% , 07/01/26 ..... 2,500 2,505,039
Series 2017A , GO , 5.00% , 07/01/26 ..... 6,855 6,868,816
Series 2020C , GO , 5.00% , 07/01/27 ..... 1,070 1,099,220
Series 2024A , GO , 5.00% , 07/01/27 ..... 1,935 1,987,842
Series 2019A , GO , 5.00% , 07/01/27 ..... 1,170 1,201,951
Series 2025A , GO , 5.00% , 07/01/27 ..... 5,000 5,136,542
COP , 5.00% , 10/01/27 .............. 1,000 1,033,779
Series 2023QRR , GO , 5.00% , 07/01/28 ... 2,865 3,018,601
Series 2018B-1 , GO , 5.00% , 07/01/28 .... 1,455 1,514,623
Series 2020C , GO , 5.00% , 07/01/28 ..... 100 105,361
Series 2019A , GO , 5.00% , 07/01/28 ..... 3,945 4,156,503
Series 2020RYQ , GO , 5.00% , 07/01/28 ... 1,145 1,206,387
Series 2020A , GO , 5.00% , 07/01/28 ..... 875 921,911
Series 2016B , GO , 2.00% , 07/01/29 ..... 6,640 6,399,473
Series 2022QRR , GO , 5.00% , 07/01/29 ... 1,000 1,077,607
Series 2019A , GO , 5.00% , 07/01/29 ..... 1,850 1,993,572
Series 2023QRR , GO , 5.00% , 07/01/29 ... 3,500 3,771,623
Series 2024A , GO , 5.00% , 07/01/29 ..... 3,180 3,426,789
Series 2020C , GO , 5.00% , 07/01/30 ..... 1,225 1,347,627
Series 2026QRR , GO , 5.00% , 07/01/30 ... 695 764,572
Series 2016B , GO , 5.00% , 07/01/30 ..... 1,000 1,001,935
Series 2021A , GO , 5.00% , 07/01/30 ..... 205 225,521
Series 2019A , GO , 5.00% , 07/01/30 ..... 2,485 2,668,924
Series 2018B-1 , GO , 5.00% , 07/01/30 .... 1,245 1,294,368
COP , 5.00% , 10/01/30 .............. 2,000 2,205,268
Series 2016B , GO , 3.00% , 07/01/31 ..... 2,165 2,149,574
Series 2020C , GO , 4.00% , 07/01/31 ..... 1,000 1,054,982
Series 2018B-1 , GO , 5.00% , 07/01/31 .... 500 519,178
Series 2019A , GO , 5.00% , 07/01/31 ..... 1,000 1,073,340
Series 2024A , GO , 5.00% , 07/01/31 ..... 19,845 22,166,494
Series 2021A , GO , 4.00% , 07/01/32 ..... 440 465,040
Series 2019A , GO , 5.00% , 07/01/32 ..... 1,500 1,607,720
Series 2024A , GO , 5.00% , 07/01/32 ..... 1,010 1,144,213
Series 2025A-1 , GO , 5.00% , 07/01/32 .... 5,000 5,664,423
Series 2023QRR , GO , 5.00% , 07/01/33 ... 1,760 2,015,042
Series 2020A , GO , 5.00% , 07/01/33 ..... 6,020 6,543,210
Series 2024A , GO , 5.00% , 07/01/33 ..... 4,955 5,673,029
Series 2019A , GO , 3.00% , 01/01/34 ..... 2,000 1,987,140
Series 2024A , GO , 5.00% , 07/01/34 ..... 16,820 19,459,288
Series 2024QRR , GO , 5.00% , 07/01/35 ... 1,000 1,158,888
Series 2022QRR , GO , 5.00% , 07/01/36 ... 1,000 1,119,457
Series 2020RYQ , GO , 4.00% , 07/01/37 ... 3,500 3,604,434
Series 2024QRR , GO , 5.00% , 07/01/37 ... 3,460 3,959,360
Series 2018B-1 , GO , 5.00% , 07/01/37 .... 1,000 1,030,773
COP , 5.00% , 10/01/37 .............. 785 894,961
Series 2020C , GO , 3.00% , 07/01/38 ..... 1,000 937,168
Series 2020C , GO , 4.00% , 07/01/39 ..... 2,620 2,679,487
Series 2025A , GO , 5.00% , 07/01/39 ..... 5,000 5,696,329
Series 2020RYQ , GO , 4.00% , 07/01/40 ... 3,010 3,065,588
Series 2018B-1 , GO , 5.25% , 07/01/42 .... 3,075 3,167,519
Series 2023QRR , GO , 5.00% , 07/01/43 ... 2,575 2,824,379
Series 2026QRR , GO , 5.00% , 07/01/43 ... 1,800 2,013,103
Series 2020RYQ , GO , 4.00% , 07/01/44 ... 3,000 3,013,373
Series 2026QRR , GO , 5.00% , 07/01/46 ... 2,840 3,091,174
Series 2022QRR , GO , 5.25% , 07/01/47 ... 750 804,882
Series 2023QRR , GO , 5.25% , 07/01/48 ... 10,000 10,773,546
Series 2025A1 , GO , 5.00% , 07/01/49 .... 1,000 1,066,416
Series 2026QRR , GO , 5.00% , 07/01/50 ... 2,000 2,130,281
Los Gatos Union School District
Series 2025 , GO , 4.13% , 08/01/54 ...... 1,000 963,299
Series 2025 , GO , 4.13% , 08/01/55 ...... 2,500 2,401,399

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Manteca Unified School District, Series C, GO,
5.25%, 08/01/42 ................. USD 1,000 $ 1,145,926
Marin Community College District, Series B, GO,
4.00%, 08/01/40 ................. 2,400 2,425,611
Mendocino-Lake Community College District,
Series B, GO, 0.00%, 08/01/51
(a)
....... 250 79,486
Menlo Park City School District
Series 2010 , GO , 0.00% , 07/01/44
(a)
..... 435 464,858
Series 2025A , GO , 4.00% , 07/01/53 ..... 5,000 4,934,356
Metropolitan Water District of Southern California
Series 2017A , RB , 2.50% , 07/01/26 ..... 230 229,900
Series 2019A , RB , 5.00% , 07/01/26 ..... 1,260 1,262,443
Series 2019A , RB , 5.00% , 07/01/27 ..... 790 812,174
Series 2011C , RB , 5.00% , 10/01/27 ..... 980 1,015,953
Series 2022A , RB , 5.00% , 10/01/27 ..... 175 181,420
Series 2022B , RB , 3.00% , 07/01/28 ..... 5,000 5,064,104
Series 2024B2 , RB , VRDN,
5.00% , 07/01/29
(b)
............... 935 980,891
Series 2022A , RB , 5.00% , 10/01/29 ..... 2,000 2,177,605
Series 2022B , RB , 3.00% , 07/01/30 ..... 725 736,478
Series 2024A , RB , 5.00% , 04/01/31 ..... 3,675 4,125,849
Series 2022A , RB , 5.00% , 10/01/33 ..... 1,000 1,147,870
Series 2019A , RB , 5.00% , 07/01/34 ..... 2,020 2,137,588
Series 2019A , RB , 5.00% , 07/01/37 ..... 1,000 1,051,092
Series 2025A , RB , 5.00% , 04/01/38 ..... 1,500 1,736,833
Series 2019A , RB , 5.00% , 07/01/38 ..... 1,015 1,065,452
Series 2024C , RB , 5.00% , 04/01/39 ..... 1,000 1,135,716
Series 2020C , RB , 5.00% , 07/01/39 ..... 355 382,526
Series 2020C , RB , 5.00% , 07/01/40 ..... 3,490 3,750,888
Series 2020A , RB , 5.00% , 10/01/45 ..... 1,000 1,041,859
Series 2023A , RB , 5.00% , 04/01/48 ..... 2,500 2,648,122
Series 2024C , RB , 5.00% , 04/01/49 ..... 5,990 6,369,593
Series 2020A , RB , 5.00% , 10/01/49 ..... 1,915 1,970,205
Miracosta Community College District, Series B,
GO, 4.00%, 08/01/45 .............. 3,000 3,005,438
Modesto High School District, Series B, GO,
5.25%, 08/01/50 ................. 1,500 1,628,221
Modesto Irrigation District
Series 2019B , RB , 5.00% , 10/01/30 ..... 250 267,118
Series 2023A , RB , 5.25% , 10/01/48 ..... 1,000 1,080,206
Moreno Valley Public Financing Authority, Series
2026A, RB, 5.25%, 05/01/51
(c)
........ 1,000 1,077,361
Moreno Valley Unified School District
Series A , GO , 5.00% , 08/01/26 ( BAM ) .... 785 788,309
Series A , GO , 5.25% , 08/01/45 ( BAM ) .... 1,120 1,245,933
Series C , GO , 3.00% , 08/01/50 ( BAM ) ... 4,650 3,528,816
Mount Diablo Unified School District
Series 2025 , GO , 5.00% , 08/01/31 ...... 1,000 1,120,423
Series 2025 , GO , 5.00% , 08/01/35 ...... 500 587,252
Mountain View Capital Improvements Financing
Authority, Series 2026, RB, 5.00%, 05/01/56 1,750 1,852,226
Mountain View-Whisman School District, Series
B, GO, 4.00%, 09/01/42 ............ 250 250,875
Mt. San Antonio Community College District
Series 2013A , GO , 5.87% , 08/01/28 ..... 5,025 5,283,100
Series 2013A , GO , 0.00% , 08/01/43
(a)
.... 2,235 2,316,935
Series 2025A , GO , 5.00% , 08/01/43 ..... 500 561,501
Series 2024D , GO , 4.00% , 08/01/46 ..... 6,250 6,217,664
Series 2024D , GO , 4.00% , 08/01/49 ..... 10,355 10,023,183
Municipal Improvement Corp. of Los Angeles
Series 2016B , RB , 5.00% , 11/01/26 ..... 880 888,466
Series 2021C , RB , 5.00% , 11/01/26 ..... 710 716,830
Series 2021C , RB , 5.00% , 11/01/27 ..... 580 600,474
Series 2016B , RB , 5.00% , 11/01/28 ..... 3,080 3,109,193
Series 2016B , RB , 5.00% , 11/01/29 ..... 5,330 5,378,740
Security
Par (000)
Par (000) Value
California (continued)
Series 2016B , RB , 5.00% , 11/01/30 ..... USD 800 $ 806,982
Series 2016B , RB , 5.00% , 11/01/31 ..... 2,055 2,072,420
Series 2026A , RB , 5.00% , 05/01/32 ..... 5,000 5,625,072
Series 2016B , RB , 5.00% , 11/01/32 ..... 2,095 2,112,585
Series 2016B , RB , 4.00% , 11/01/35 ..... 1,000 1,000,423
Series 2023-A , RB , 5.00% , 05/01/36 ..... 775 873,490
Series 2026A , RB , 5.00% , 05/01/36 ..... 4,300 5,012,252
Series 2023-A , RB , 5.00% , 05/01/41 ..... 1,730 1,907,995
Series 2026A , RB , 5.00% , 05/01/42 ..... 700 785,211
Series 2026A , RB , 5.00% , 05/01/43 ..... 1,120 1,246,269
New Haven Unified School District, Series A,
GO, 5.00%, 08/01/50 .............. 1,000 1,050,185
Newport Mesa Unified School District
(a)
Series 2007 , GO , 0.00% , 08/01/31 ( NPFGC ) 1,135 974,309
Series 2011 , GO , 0.00% , 08/01/32 ...... 4,000 3,340,236
Series 2011 , GO , 0.00% , 08/01/34 ...... 3,715 2,880,093
Series 2011 , GO , 0.00% , 08/01/35 ...... 2,000 1,488,094
Series 2011 , GO , 0.00% , 08/01/36 ...... 2,625 1,871,209
Series 2011 , GO , 0.00% , 08/01/38 ...... 500 326,042
Series 2017 , GO , 0.00% , 08/01/44 ...... 1,000 448,767
Norman Y Mineta San Jose International Airport
SJC, Series 2017B, RB, 5.00%, 03/01/47 .. 1,000 1,007,431
North Orange County Community College
District
Series 2003B , GO , 0.00% , 08/01/27
( NPFGC )
(a)
.................... 3,000 2,919,071
Series B , GO , 4.00% , 08/01/44 ........ 6,500 6,512,723
Series C , GO , 4.00% , 08/01/44 ........ 2,625 2,650,318
Northern California Power Agency, Series
2022A, RB, 5.00%, 07/01/29 ......... 1,270 1,367,696
Northern California Sanitation Agencies
Financing Authority
Series 2020A , RB , 5.00% , 12/01/27 ..... 750 781,211
Series 2021 , RB , 5.00% , 12/01/31 ...... 1,250 1,418,360
Series 2021 , RB , 5.00% , 12/01/33 ...... 4,030 4,542,328
Series 2021 , RB , 3.00% , 12/01/34 ...... 1,500 1,486,597
Series 2024A , RB , 5.00% , 12/01/35 ..... 6,000 7,009,135
Series 2024A , RB , 5.00% , 12/01/36 ..... 1,200 1,392,966
Series 2020A , RB , 5.00% , 12/01/50 ..... 4,105 4,267,374
Northern California Transmission Agency
Series 2026A , RB , 5.00% , 05/01/32 ..... 5,150 5,807,937
Series 2026A , RB , 5.00% , 05/01/33 ..... 5,385 6,156,232
Series 2026A , RB , 5.00% , 05/01/35 ..... 4,460 5,216,596
Series 2026A , RB , 5.00% , 05/01/39 ..... 1,000 1,149,202
Norwalk-La Mirada Unified School District,
Series 2009E, GO, 0.00%, 08/01/38
(a)
.... 2,030 1,236,012
Oakland Unified School District
Series 2026A , GO , 5.00% , 08/01/26 ..... 1,720 1,726,201
Series 2016 , GO , 5.00% , 08/01/29 ...... 10,125 10,164,125
Ohlone Community College District, Series C,
GO, 4.00%, 08/01/45 .............. 1,250 1,222,722
Orange County Local Transportation Authority
Sales Tax
Series 2025 , RB , 5.00% , 02/15/28 ...... 1,820 1,909,208
Series 2019 , RB , 5.00% , 02/15/30 ...... 500 536,093
Series 2019 , RB , 4.00% , 02/15/38 ...... 3,365 3,407,097
Series 2019 , RB , 5.00% , 02/15/41 ...... 1,500 1,567,832
Orange County Sanitation District, Series 2022A,
COP, 5.00%, 02/01/33 ............. 1,000 1,113,526
Orange County Water District, Series 2017A,
RB, 4.00%, 08/15/41 .............. 2,755 2,756,717
Oxnard Union High School District
Series A , GO , 5.00% , 08/01/42 ........ 500 562,344
Series A , GO , 5.00% , 08/01/43 ........ 1,000 1,117,162
Series C , GO , 3.50% , 08/01/45 ........ 1,250 1,132,263

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series A , GO , 4.00% , 08/01/46 ........ USD 2,000 $ 1,976,050
Series A , GO , 4.00% , 08/01/47 ........ 1,000 969,754
Pajaro Valley Unified School District, Series A,
GO, 5.00%, 08/01/49 .............. 3,000 3,200,221
Palo Alto Unified School District
Series 2025 , GO , 5.00% , 08/01/29 ...... 8,300 9,002,922
Series 2008-2 , GO , 0.00% , 08/01/31
(a)
... 3,450 3,011,773
Palomar Community College District
Series 2017 , GO , 4.00% , 08/01/45 ...... 1,615 1,594,462
Series D , GO , 4.00% , 08/01/46 ........ 1,070 1,047,105
Pasadena Unified School District
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,000 1,030,921
Series D , GO , 5.00% , 08/01/39 ........ 1,000 1,144,807
Series D , GO , 5.00% , 08/01/40 ........ 1,000 1,138,684
Series D , GO , 5.00% , 08/01/41 ........ 750 849,742
Series D , GO , 5.00% , 08/01/42 ........ 2,000 2,249,376
Series D , GO , 5.25% , 08/01/45 ........ 500 558,684
Series D , GO , 5.25% , 08/01/50 ........ 1,000 1,087,870
Peninsula Corridor Joint Powers Board Measure
RR Sales Tax
Series 2022A , RB , 5.00% , 06/01/47 ..... 2,025 2,120,892
Series 2022A , RB , 5.00% , 06/01/51 ..... 1,190 1,231,119
Peralta Community College District
Series 2025 , GO , 5.00% , 08/01/26 ...... 1,560 1,566,813
Series 2025C-1 , GO , 5.00% , 08/01/26 ... 3,310 3,324,456
Series 2025 , GO , 5.00% , 08/01/28 ...... 500 528,562
Series 2025 , GO , 5.00% , 08/01/29 ...... 500 540,845
Series 2025 , GO , 5.00% , 08/01/30 ...... 625 690,391
Series 2025C-1 , GO , 5.00% , 08/01/50 ... 5,000 5,274,160
Pittsburg Successor Agency Redevelopment
Agency, Series A, 5.00%, 09/01/29 ...... 1,935 1,947,007
Pittsburg Unified School District
Series 2026 , GO , 5.00% , 08/01/39 ( BAM ) . 1,000 1,155,782
Series 2026 , GO , 5.00% , 08/01/40 ( BAM ) . 1,350 1,551,233
Placentia-Yorba Linda Unified School District
Series 2021A , GO , 3.00% , 08/01/39 ..... 1,650 1,536,092
Series D , GO , 0.00% , 08/01/40
(a)
....... 500 290,792
Series D , GO , 0.00% , 08/01/42
(a)
....... 200 104,784
Series D , GO , 0.00% , 08/01/46
(a)
....... 1,300 521,714
Pleasanton Unified School District
Series 2025 , GO , 5.00% , 08/01/27 ...... 750 774,070
Series 2025 , GO , 4.25% , 08/01/46 ...... 1,000 1,006,948
Pomona Unified School District, Series A, GO,
5.00%, 08/01/55 ................. 690 724,072
Port of Los Angeles
Series 2019B , RB , 5.00% , 08/01/26 ..... 2,030 2,038,260
Series 2016C , RB , 4.00% , 08/01/39 ..... 1,000 1,002,556
Poway Unified School District
(a)
Series A , GO , 0.00% , 08/01/27 ........ 2,500 2,426,729
Series A , GO , 0.00% , 08/01/29 ........ 1,000 917,949
Series A , GO , 0.00% , 08/01/31 ........ 790 683,124
Series A , GO , 0.00% , 08/01/32 ........ 450 376,722
Series B , GO , 0.00% , 08/01/33 ........ 2,800 2,262,397
Series B , GO , 0.00% , 08/01/34 ........ 7,165 5,570,058
Series B , GO , 0.00% , 08/01/35 ........ 500 373,809
Series B , GO , 0.00% , 08/01/36 ........ 1,000 716,969
Series B , GO , 0.00% , 08/01/38 ........ 755 496,287
Series B , GO , 0.00% , 08/01/39 ........ 8,335 5,224,032
Series B , GO , 0.00% , 08/01/46 ........ 7,940 3,269,533
Series B , GO , 0.00% , 08/01/51 ........ 5,000 1,572,957
Rancho Cucamonga Redevelopment
Agency Successor Agency, Series 2024,
5.00%, 09/01/30 ................. 1,000 1,106,527
Rancho Santiago Community College District,
Series C, GO, 0.00%, 09/01/29
(a)
....... 4,000 3,654,252
Security
Par (000)
Par (000) Value
California (continued)
Redding Joint Powers Financing Authority,
Series 2025A, RB, 5.00%, 06/01/50 ..... USD 1,000 $ 1,045,172
Redondo Beach Unified School District, Series
A, GO, 5.00%, 08/01/50 ............ 1,000 1,055,609
Redwoods Community College District
Series 2025 , GO , 5.25% , 08/01/50 ( BAM ) . 2,000 2,159,513
Series 2025 , GO , 5.25% , 08/01/54 ( BAM ) . 1,000 1,071,126
Rio Hondo Community College District
Series 2010C , GO , 6.63% , 08/01/42 ..... 1,210 1,466,467
Series 2010C , GO , 6.85% , 08/01/42 ..... 2,960 3,664,957
River Islands Public Financing Authority
(a)
Series 2026A , 0.00% , 09/01/56 ........ 165 34,863
Series 2026A , 0.00% , 09/01/58 ........ 195 36,733
Riverside Community College District
Series 2025A , GO , 5.00% , 08/01/26 ..... 1,000 1,004,418
Series 2025A , GO , 5.00% , 08/01/27 ..... 1,000 1,032,093
Series 2025A , GO , 5.00% , 08/01/28 ..... 600 635,190
Series 2019 , GO , 3.00% , 08/01/36 ...... 2,420 2,328,082
Series 2019 , GO , 3.00% , 08/01/38 ...... 2,040 1,896,952
Series 2025A , GO , 4.00% , 08/01/50 ..... 3,035 2,894,418
Series 2025A , GO , 4.00% , 08/01/54 ..... 585 548,870
Riverside County Public Financing Authority
Series 2025A , 5.00% , 10/01/30 ( BAM ) ... 640 707,309
Series 2025A , 5.00% , 10/01/31 ( BAM ) ... 1,940 2,180,818
Series 2025A , 5.00% , 10/01/35 ( BAM ) ... 1,950 2,295,289
Series 2025A , 5.00% , 10/01/36 ( BAM ) ... 1,530 1,779,920
Riverside County Transportation Commission
Series 2021B-1 , RB , 4.00% , 06/01/37 .... 2,384 2,476,320
Series 2021B-1 , RB , 4.00% , 06/01/40 .... 1,100 1,124,917
Series B , RB , 0.00% , 06/01/41
(a)
....... 2,500 1,320,875
Series 2021B-1 , RB , 4.00% , 06/01/46 .... 6,020 5,911,174
Series 2021B-1 , RB , 3.00% , 06/01/49 .... 2,000 1,514,832
Riverside County Transportation Commission
Sales Tax
Series 2017B , RB , 5.00% , 06/01/29 ..... 1,500 1,558,936
Series 2017B , RB , 5.00% , 06/01/30 ..... 2,775 2,881,403
Series 2017B , RB , 5.00% , 06/01/31 ..... 790 819,318
Series 2017B , RB , 5.00% , 06/01/32 ..... 450 466,232
Series 2017B , RB , 5.00% , 06/01/37 ..... 1,020 1,050,377
Series 2017B , RB , 5.00% , 06/01/38 ..... 1,520 1,563,152
Series 2017A , RB , 5.00% , 06/01/39 ..... 410 417,526
Series 2017B , RB , 5.00% , 06/01/39 ..... 1,000 1,027,323
Riverside Unified School District, Series B, GO,
4.00%, 08/01/42 ................. 1,000 999,431
Rowland Unified School District, Series 2009B,
GO, 0.00%, 08/01/39
(a)
............. 1,000 593,171
Sacramento Area Flood Control Agency
Series 2016A , 5.00% , 10/01/31 ........ 1,380 1,389,881
Series 2016A , 5.00% , 10/01/47 ........ 1,000 1,002,985
Sacramento City Financing Authority, Series E,
RB, 5.25%, 12/01/30 (AMBAC) ........ 6,690 7,239,971
Sacramento City Unified School District
Series 2024B , GO , 8.00% , 08/01/26 ..... 3,500 3,531,439
Series 2025C , GO , 5.00% , 08/01/41 ..... 1,000 1,101,146
Series 2025C , GO , 5.00% , 08/01/42 ..... 1,000 1,095,002
Series 2025C , GO , 5.00% , 08/01/43 ..... 1,000 1,091,227
Series 2022A , GO , 5.50% , 08/01/52 ( BAM ) 7,945 8,277,416
Series 2025C , GO , 5.00% , 08/01/54 ..... 2,000 2,080,104
Sacramento Metropolitan Fire District, Series
2025A, GO, 4.00%, 08/01/48 ......... 6,920 6,686,078
Sacramento Municipal Utility District
Series 2022J , RB , 5.00% , 08/15/26 ..... 265 266,288
Series 2016D , RB , 5.00% , 08/15/27 ..... 860 888,207
Series 2021I , RB , 5.00% , 08/15/27 ...... 1,000 1,032,799
Series 2022J , RB , 5.00% , 08/15/28 ..... 1,425 1,506,527

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2019G , RB , 5.00% , 08/15/30 ..... USD 1,110 $ 1,199,154
Series 2023D , RB , VRDN, 5.00% , 10/15/30
(b)
1,000 1,095,138
Series 2025F , RB , VRDN, 5.00% , 10/15/31
(b)
5,000 5,556,013
Series 2025E , RB , VRDN, 5.00% , 10/15/32
(b)
3,750 4,261,820
Series 2020H , RB , 5.00% , 08/15/35 ..... 2,480 2,710,494
Series 2023K , RB , 5.00% , 08/15/42 ..... 1,000 1,101,144
Series 2023K , RB , 5.00% , 08/15/44 ..... 1,785 1,942,015
Series 2024M , RB , 5.00% , 11/15/49 ..... 3,500 3,724,699
Series 2020H , RB , 5.00% , 08/15/50 ..... 1,090 1,130,459
Series 2023K , RB , 5.00% , 08/15/53 ..... 4,445 4,665,750
Series 2024M , RB , 5.00% , 11/15/54 ..... 1,000 1,051,977
Sacramento Transportation Authority Sales Tax
Series 2023 , RB , 5.00% , 10/01/28 ...... 1,500 1,592,798
Series 2023 , RB , 5.00% , 10/01/29 ...... 2,000 2,171,560
Series 2023 , RB , 5.00% , 10/01/32 ...... 1,750 2,013,780
Series 2023 , RB , 5.00% , 10/01/33 ...... 5,265 6,136,615
San Bernardino Community College District
Series 2025 , GO , 5.00% , 08/01/28 ...... 2,350 2,487,829
Series 2009B , GO , 0.00% , 08/01/44
(a)
.... 9,500 4,338,552
Series 2019A , GO , 4.00% , 08/01/44 ..... 500 509,647
Series B , GO , 4.13% , 08/01/49 ........ 3,000 2,928,595
San Bernardino County Transportation Authority
Series 2026A , RB , 5.00% , 03/01/33 ..... 1,200 1,387,773
Series 2026A , RB , 5.00% , 03/01/34 ..... 1,000 1,169,201
Series 2026A , RB , 5.00% , 03/01/39 ..... 1,650 1,917,503
Series 2026A , RB , 5.00% , 03/01/40 ..... 675 778,262
San Diego Association of Governments
South Bay Expressway, Series 2017A, RB,
5.00%, 07/01/42 ................. 7,000 7,121,180
San Diego Community College District
Series 2016 , GO , 5.00% , 08/01/27 ...... 555 557,513
Series 2016 , GO , 5.00% , 08/01/28 ...... 1,450 1,456,589
Series 2016 , GO , 5.00% , 08/01/30 ...... 975 979,214
Series 2016 , GO , 5.00% , 08/01/31 ...... 2,035 2,043,794
Series 2016 , GO , 4.00% , 08/01/32 ...... 1,185 1,188,169
Series 2016 , GO , 4.00% , 08/01/41 ...... 3,500 3,509,361
Series 2016 , GO , 5.00% , 08/01/41 ...... 6,250 6,277,010
Series A-1 , GO , 4.00% , 08/01/50 ....... 9,000 8,713,931
Series A-1 , GO , 5.00% , 08/01/55 ....... 5,000 5,269,301
San Diego County Regional Airport Authority
Series 2019A , RB , 5.00% , 07/01/31 ..... 1,000 1,077,629
Series 2019A , RB , 5.00% , 07/01/33 ..... 800 858,330
Series 2019A , RB , 5.00% , 07/01/35 ..... 1,500 1,600,612
Series 2019A , RB , 5.00% , 07/01/36 ..... 5,800 6,172,821
Series 2019A , RB , 5.00% , 07/01/39 ..... 2,000 2,111,465
Series A , RB , 5.00% , 07/01/42 ......... 1,000 1,017,025
Series 2019A , RB , 5.00% , 07/01/44 ..... 400 417,010
Series 2021A , RB , 4.00% , 07/01/46 ..... 2,000 1,973,718
Series 2021A , RB , 5.00% , 07/01/46 ..... 4,215 4,445,398
Series 2019A , RB , 5.00% , 07/01/49 ..... 1,400 1,435,008
Series 2021A , RB , 4.00% , 07/01/56 ..... 1,000 919,558
San Diego County Regional Transportation
Commission
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,300 1,368,746
Series 2023A , RB , 5.00% , 04/01/30 ..... 1,375 1,513,786
Series 2026A , RB , 5.00% , 04/01/33 ..... 1,750 2,026,229
Series 2023A , RB , 5.00% , 04/01/35 ..... 1,500 1,715,806
Series 2026A , RB , 5.00% , 04/01/37 ..... 1,750 2,067,134
Series 2026A , RB , 5.00% , 04/01/40 ..... 1,500 1,734,475
Series 2021B , RB , 5.00% , 04/01/48 ..... 4,380 4,551,728
Series 2026A , RB , 5.00% , 04/01/48 ..... 3,000 3,238,644
San Diego County Water Authority
Series 2021S-1 , RB , 5.00% , 05/01/28 .... 4,730 4,966,699
Series 2021B , RB , 4.00% , 05/01/38 ..... 2,500 2,598,246
Series 2022A , RB , 5.00% , 05/01/47 ..... 2,000 2,116,849
Security
Par (000)
Par (000) Value
California (continued)
Series 2022A , RB , 5.00% , 05/01/52 ..... USD 1,570 $ 1,631,575
San Diego Public Facilities Financing Authority
Series 2025A , RB , 5.00% , 10/15/26 ..... 2,500 2,522,711
Series 2026A , RB , 5.00% , 05/15/27 ..... 2,000 2,049,481
Series 2016B , RB , 5.00% , 08/01/27 ..... 2,535 2,544,116
Series 2025A , RB , 5.00% , 10/15/27 ..... 4,000 4,151,057
Series 2025A , RB , 5.00% , 10/15/29 ..... 1,135 1,228,262
Series 2026A , RB , 5.00% , 05/15/32 ..... 2,000 2,266,173
Series 2016B , RB , 5.00% , 08/01/33 ..... 1,290 1,294,415
Series 2018A , RB , 5.00% , 08/01/34 ..... 675 708,539
Series 2025A , RB , 5.00% , 10/15/36 ..... 1,000 1,163,663
Series 2025A , RB , 5.00% , 10/15/40 ..... 1,000 1,133,850
Series 2025A , RB , 5.00% , 08/01/41 ..... 2,000 2,262,598
Series 2025A , RB , 5.00% , 08/01/42 ..... 2,000 2,246,026
Series 2018A , RB , 5.00% , 08/01/43 ..... 500 517,456
Series 2021A , RB , 5.00% , 10/15/46 ..... 1,000 1,041,845
Series 2023A , RB , 5.25% , 08/01/48 ..... 4,080 4,385,277
Series 2026A , RB , 5.00% , 05/15/51 ..... 1,220 1,304,245
Series 2024A , RB , 5.00% , 05/15/54 ..... 6,265 6,573,369
Series 2024A , RB , 5.00% , 10/15/54 ..... 3,995 4,165,810
Series 2025A , RB , 5.25% , 10/15/55 ..... 3,000 3,199,564
San Diego Unified School District
Series 2025R-8A , GO , 5.00% , 07/01/27 .. 2,000 2,056,354
Series 2016R-5 , GO , 5.00% , 07/01/29 ... 5,760 5,771,624
Series 2022O-2 , GO , 5.00% , 07/01/29 ... 4,000 4,310,178
Series 2025I-2 , GO , 5.00% , 07/01/29 .... 1,590 1,713,296
Series R-9 , GO , 5.00% , 07/01/29 ....... 2,000 2,155,089
Series 2010C , GO , 0.00% , 07/01/30
(a)
.... 1,840 1,642,141
Series 2025I-2 , GO , 5.00% , 07/01/30 .... 1,000 1,100,022
Series R-1 , GO , 0.00% , 07/01/31
(a)
...... 1,820 1,563,764
Series SR-1 , GO , 4.00% , 07/01/31 ...... 500 500,598
Series 2025I-2 , GO , 5.00% , 07/01/31 .... 1,000 1,120,428
Series 2012E , GO , 0.00% , 07/01/32
(a)
.... 3,440 2,861,955
Series SR-1 , GO , 4.00% , 07/01/32 ...... 220 220,263
Series 2025SR-5B , GO , 5.00% , 07/01/32 . 5,260 5,986,875
Series SR-6 , GO , 5.00% , 07/01/33 ...... 3,000 3,461,450
Series 2010C , GO , 0.00% , 07/01/35
(a)
.... 300 223,031
Series 2010C , GO , 0.00% , 07/01/36
(a)
.... 3,240 2,305,725
Series 2020D-2 , GO , 3.00% , 07/01/37 ... 2,400 2,303,210
Series 2010C , GO , 0.00% , 07/01/38
(a)
.... 1,930 1,255,199
Series 2010C , GO , 0.00% , 07/01/39
(a)
.... 4,350 2,705,051
Series 2020D-2 , GO , 3.00% , 07/01/39 ... 1,030 957,350
Series R-2 , GO , 0.00% , 07/01/40
(a)
...... 800 879,964
Series 2025P-2 , GO , 5.00% , 07/01/40 .... 700 797,912
Series R-2 , GO , 0.00% , 07/01/41
(a)
...... 450 485,047
Series 2024ZR-5A , GO , 5.00% , 07/01/41 .. 1,000 1,117,782
Series 2025P-2 , GO , 5.00% , 07/01/41 .... 1,325 1,497,637
Series 2010C , GO , 0.00% , 07/01/42
(a)
.... 3,215 1,725,368
Series 2012E , GO , 0.00% , 07/01/42
(a)
.... 1,340 1,187,629
Series 2025P-2 , GO , 5.00% , 07/01/42 .... 2,500 2,805,190
Series 2025P-2 , GO , 5.00% , 07/01/43 .... 1,940 2,163,972
Series 2019L , GO , 4.00% , 07/01/44 ..... 2,015 2,018,297
Series 2025P-2 , GO , 5.00% , 07/01/44 .... 1,500 1,658,713
Series 2010C , GO , 0.00% , 07/01/45
(a)
.... 2,780 1,260,229
Series 2025P-2 , GO , 5.00% , 07/01/45 .... 1,000 1,098,184
Series ZR-7 , GO , 5.00% , 07/01/45 ...... 1,760 2,051,028
Series 2024ZR-5A , GO , 5.00% , 07/01/45 .. 1,200 1,306,690
Series 2010C , GO , 0.00% , 07/01/46
(a)
.... 1,860 794,530
Series 2021N-2 , GO , 3.00% , 07/01/46 ... 3,000 2,413,710
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 1,100 443,052
Series 2012E , GO , 0.00% , 07/01/47
(a)
.... 3,025 2,584,348
Series 2010C , GO , 0.00% , 07/01/47
(a)
.... 780 777,813
Series 2017I , GO , 4.00% , 07/01/47 ...... 5,675 5,542,650
Series 2010C , GO , 0.00% , 07/01/48
(a)
.... 1,100 1,083,188
Series 2023A-3 , GO , 5.00% , 07/01/48 .... 2,750 2,913,504

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2012E , GO , 0.00% , 07/01/49
(a)
.... USD 4,000 $ 1,422,071
Series 2019L , GO , 4.00% , 07/01/49 ..... 1,000 966,608
Series 2020M-2 , GO , 3.00% , 07/01/50 ... 8,055 6,093,960
Series 2020D-2 , GO , 4.00% , 07/01/50 ... 5,085 4,886,890
Series 2021E-2 , GO , 4.00% , 07/01/51 .... 2,300 2,195,995
Series 2023G-3 , GO , 4.00% , 07/01/53 ... 12,285 11,598,282
San Francisco Bay Area Rapid Transit District
Series 2020C-1 , GO , 4.00% , 08/01/35 ... 1,000 1,031,694
Series 2020C-1 , GO , 3.00% , 08/01/36 ... 6,275 6,002,985
Series 2019B-1 , GO , 4.00% , 08/01/37 .... 4,695 4,802,830
Series 2020C-1 , GO , 3.00% , 08/01/38 ... 1,625 1,515,285
Series 2025E-1 , GO , 5.00% , 08/01/41 .... 2,520 2,874,818
Series A-1 , GO , 4.00% , 08/01/42 ....... 1,000 1,000,267
Series 2025E-1 , GO , 5.00% , 08/01/42 .... 6,000 6,799,666
Series 2025E-1 , GO , 5.00% , 08/01/43 .... 1,000 1,123,169
Series 2025E-1 , GO , 5.00% , 08/01/44 .... 3,245 3,604,856
Series A-1 , GO , 5.00% , 08/01/47 ....... 1,015 1,028,312
Series 2019B-1 , GO , 3.00% , 08/01/49 .... 7,730 5,903,463
Series 2020C-1 , GO , 3.00% , 08/01/50 ... 2,600 1,959,682
San Francisco Bay Area Rapid Transit District
Sales Tax
Series 2019A , RB , 4.00% , 07/01/35 ..... 3,800 3,825,748
Series 2019A , RB , 4.00% , 07/01/36 ..... 3,170 3,188,400
Series 2019A , RB , 4.00% , 07/01/37 ..... 1,000 1,004,253
Series 2019A , RB , 4.00% , 07/01/38 ..... 2,000 2,007,375
Series 2019A , RB , 3.00% , 07/01/44 ..... 4,200 3,536,399
San Francisco City & County Airport Comm-San
Francisco International Airport
Series 2026B , RB , 5.00% , 05/01/28
(c)
.... 1,750 1,834,976
Series 2019D , RB , 5.00% , 05/01/30 ..... 1,630 1,749,490
Series 2019D , RB , 5.00% , 05/01/31 ..... 1,230 1,317,327
Series 2021-2B , RB , 5.00% , 05/01/32 .... 350 389,874
Series 2021-2B , RB , 5.00% , 05/01/34 .... 2,200 2,434,316
Series 2019D , RB , 5.00% , 05/01/35 ..... 1,955 2,076,735
Series 2020-2B , RB , 4.00% , 05/01/37 .... 4,000 4,104,744
Series 2025B , RB , 5.00% , 05/01/37 ..... 1,000 1,153,618
Series 2019D , RB , 5.00% , 05/01/38 ..... 1,040 1,097,164
Series 2025E , RB , 5.00% , 05/01/45 ..... 1,000 1,087,243
Series 2016C , RB , 5.00% , 05/01/46 ..... 4,850 4,850,270
Series 2026B , RB , 5.00% , 05/01/46
(c)
.... 3,255 3,531,227
Series 2017B , RB , 5.00% , 05/01/47 ..... 1,500 1,514,585
Series 2018E , RB , 5.00% , 05/01/48 ..... 2,000 2,034,436
Series 2019B , RB , 5.00% , 05/01/49 ..... 3,000 3,069,537
Series 2024B , RB , 5.00% , 05/01/49 ..... 1,180 1,245,685
Series 2019-2F , RB , 5.00% , 05/01/50 .... 745 760,578
Series 2026B , RB , 5.00% , 05/01/51
(c)
.... 2,000 2,117,748
Series 2022-2B , RB , 5.00% , 05/01/52 .... 1,500 1,553,563
San Francisco City & County Public Utilities
Commission Power, Series 2021A, RB,
4.00%, 11/01/51 ................. 2,090 1,985,482
San Francisco City & County Public Utilities
Commission Wastewater
Series 2016A , RB , 5.00% , 10/01/27 ..... 530 531,731
Series 2023A , RB , 5.00% , 10/01/28 ..... 3,195 3,385,617
Series 2023C , RB , VRDN, 4.00% , 10/01/29
(b)
11,740 12,185,519
Series 2023A , RB , 5.00% , 10/01/30 ..... 5,000 5,520,863
Series 2013B , RB , 4.00% , 10/01/42 ..... 2,175 2,140,424
Series 2018A , RB , 4.00% , 10/01/43 ..... 1,000 995,674
Series 2018B , RB , 5.00% , 10/01/43 ..... 1,000 1,029,465
Series 2021A , RB , 5.00% , 10/01/45 ..... 2,485 2,657,803
Series 2024C , RB , 5.00% , 10/01/49 ..... 3,500 3,713,225
Series 2024C , RB , 5.00% , 10/01/54 ..... 6,480 6,806,721
Series 2024D , RB , 5.00% , 10/01/54 ..... 2,000 2,100,840
Security
Par (000)
Par (000) Value
California (continued)
San Francisco City & County Redevelopment
Agency Successor Agency, Series 2023B,
5.00%, 08/01/48 ................. USD 2,250 $ 2,381,766
San Francisco Community College District
Series 2025 , GO , 5.00% , 06/15/27 ...... 5,195 5,335,422
Series 2025 , GO , 5.00% , 06/15/31 ...... 6,000 6,746,022
San Francisco County Transportation Authority
Sales Tax, Series 2017, RB, 3.00%, 02/01/30 5,835 5,795,694
San Francisco Municipal Transportation Agency
Series 2017 , RB , 4.00% , 03/01/46 ...... 740 716,612
Series 2021C , RB , 4.00% , 03/01/51 ..... 2,400 2,215,745
San Francisco Unified School District
Series A , GO , 5.00% , 06/15/27 ........ 5,100 5,194,942
Series B , GO , 3.00% , 06/15/37 ........ 3,205 3,007,343
Series A , GO , 5.00% , 06/15/43 ........ 1,855 2,006,487
San Joaquin County Transportation Authority
Measure K Sales Tax
Series 2017 , RB , 5.00% , 03/01/32 ...... 1,475 1,503,829
Series 2017 , RB , 4.00% , 03/01/41 ...... 500 496,897
San Joaquin Hills Transportation Corridor
Agency
RB , 0.00% , 01/01/28
(a)
.............. 750 721,941
Series 2021A , RB , 5.00% , 01/15/31 ..... 1,500 1,628,632
Series 2021A , RB , 5.00% , 01/15/33 ..... 8,830 9,646,199
Series 2021A , RB , 4.00% , 01/15/34 ..... 3,107 3,213,197
San Jose Evergreen Community College District
Series C , GO , 5.00% , 09/01/39 ........ 1,000 1,111,430
Series B , GO , 3.00% , 09/01/40 ........ 1,250 1,138,854
San Jose Financing Authority
Series 2022B , RB , 5.00% , 11/01/43 ..... 1,115 1,219,041
Series 2022B , RB , 5.00% , 11/01/52 ..... 2,300 2,419,408
San Jose Redevelopment Agency Successor
Agency, Series A, 5.00%, 08/01/34 ...... 2,510 2,569,934
San Jose Unified School District
(a)
Series C , GO , 0.00% , 08/01/27 ( NPFGC ) . 2,000 1,943,133
Series 2002C , GO , 0.00% , 08/01/28
( NPFGC ) ..................... 1,455 1,377,155
Series C , GO , 0.00% , 08/01/29 ( NPFGC ) . 1,060 975,714
Series C , GO , 0.00% , 08/01/30 ( NPFGC ) . 3,150 2,814,197
Series C , GO , 0.00% , 06/01/31 ( NPFGC ) . 400 348,021
San Juan Unified School District
Series 2019N , GO , 4.00% , 08/01/29 ..... 5,000 5,011,422
Series 2019 , GO , 4.00% , 08/01/31 ...... 3,250 3,255,830
Series 2025 , GO , 5.25% , 08/01/43 ...... 2,185 2,479,856
Series 2025 , GO , 5.25% , 08/01/44 ...... 1,835 2,066,138
Series 2022 , GO , 4.00% , 08/01/46 ...... 1,095 1,084,858
San Leandro Unified School District, Series B,
GO, 5.00%, 08/01/52 .............. 1,500 1,582,250
San Marcos Unified School District
Series A , GO , 0.00% , 08/01/28
(a)
....... 655 617,839
Series 2025 , GO , 5.00% , 08/01/31 ...... 440 492,986
Series 2025 , GO , 5.00% , 08/01/36 ...... 300 349,420
Series B , GO , 0.00% , 08/01/38
(a)
....... 565 358,441
Series B , GO , 0.00% , 08/01/47
(a)
....... 1,370 529,264
San Mateo County Community College District
(a)
Series 2006B , GO , 0.00% , 09/01/26
( NPFGC ) ..................... 5,070 5,037,423
Series 2006B , GO , 0.00% , 09/01/30
( NPFGC ) ..................... 4,500 3,983,087
Series A , GO , 0.00% , 09/01/30 ( NPFGC ) .. 2,000 1,770,261
Series 2006B , GO , 0.00% , 09/01/32
( NPFGC ) ..................... 5,020 4,152,016
Series 2006B , GO , 0.00% , 09/01/35
( NPFGC ) ..................... 3,380 2,481,085

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
San Mateo County Transit District, Series 2025A,
RB, 5.00%, 06/01/32 .............. USD 1,000 $ 1,145,444
San Mateo County Transit District Sales Tax,
Series 2020B, RB, VRDN, (Bank of America
NA LOC), 2.35%, 06/02/26
(b)
......... 14,225 14,225,000
San Mateo Foster City Public Financing
Authority, Series 2019, RB, 5.00%, 08/01/49 3,000 3,134,760
San Mateo Foster City School District
Series A , GO , 6.13% , 08/01/32 ........ 920 990,903
Series A , GO , 0.00% , 08/01/42
(a)
....... 2,235 2,537,976
Series B , GO , 4.00% , 08/01/51 ........ 10,000 9,678,424
San Mateo Union High School District
(a)
Series 2011A , GO , 0.00% , 09/01/33 ..... 500 513,439
Series 2011A , GO , 0.00% , 09/01/41 ..... 1,915 2,102,891
Series 2011A , GO , 0.00% , 07/01/51 ..... 1,755 1,354,683
San Ysidro School District, Series 2025A, GO,
5.00%, 08/01/44 (BAM) ............ 3,000 3,284,140
Sanger Unified School District, COP,
5.00%, 06/01/45 ................. 1,000 1,034,189
Santa Barbara Community College District,
Series 2025A, GO, 6.00%, 08/01/55 ..... 2,000 2,272,017
Santa Barbara Finance Authority, Series 2024,
RB, 4.00%, 05/15/57 .............. 2,000 1,842,942
Santa Barbara Secondary High School District,
Series 2011A, GO, 0.00%, 08/01/40
(a)
.... 1,755 968,366
Santa Barbara Unified School District, Series A,
GO, 4.00%, 08/01/41 .............. 2,000 2,005,894
Santa Clara County Financing Authority
Series 2016Q , RB , 3.00% , 05/15/34 ..... 7,735 7,454,746
Series 2026A , RB , 5.00% , 11/01/34 ..... 3,000 3,516,096
Series 2016Q , RB , 3.00% , 05/15/35 ..... 2,300 2,190,457
Series 2026A , RB , 4.00% , 11/01/53 ..... 3,000 2,855,544
Series 2026A , RB , 4.13% , 11/01/55 ..... 3,000 2,852,451
Santa Clara Unified School District
Series 2019 , GO , 3.00% , 07/01/36 ...... 3,370 3,246,326
Series 2019 , GO , 3.25% , 07/01/44 ...... 5,000 4,438,641
Santa Clara Valley Transportation Authority
Series 2023A , RB , 5.00% , 04/01/27 ..... 1,005 1,026,682
Series 2023A , RB , 5.00% , 04/01/28 ..... 1,000 1,047,711
Series 2023A , RB , 5.00% , 04/01/36 ..... 1,000 1,137,964
Santa Clara Valley Water District, Series 2024A-
1, RB, 5.00%, 06/01/52 ............. 2,500 2,629,492
Santa Clara Valley Water District Safe Clean
Water
Series 2022B , COP , 5.00% , 12/01/26 .... 1,825 1,845,312
Series 2022A , RB , 5.00% , 08/01/47 ..... 1,000 1,058,764
Santa Clarita Community College District, Series
2019, GO, 3.00%, 08/01/49 .......... 1,660 1,265,141
Santa Monica Community College District
Series 2018A , GO , 4.00% , 08/01/39 ..... 565 569,918
Series 2018A , GO , 5.00% , 08/01/43 ..... 2,590 2,674,938
Series 2018A , GO , 4.00% , 08/01/47 ..... 4,485 4,355,469
Santa Monica Public Financing Authority, Series
2021, RB, 2.13%, 07/01/46 .......... 5,500 3,656,792
Santa Monica-Malibu Unified School District
Series A , GO , 3.00% , 08/01/49 ........ 1,500 1,141,196
Series B , GO , 4.00% , 08/01/50 ........ 1,000 969,762
Series A , GO , 5.00% , 08/01/54 ........ 3,000 3,135,015
Series A , GO , 5.00% , 08/01/55 ........ 5,000 5,217,876
Sequoia Union High School District
Series 2025 , GO , 5.00% , 07/01/27 ...... 1,000 1,027,308
Series 2025 , GO , 5.00% , 07/01/50 ...... 2,000 2,128,102
Simi Valley Unified School District
(a)
Series 2007C , GO , 0.00% , 08/01/29 ..... 2,000 1,830,647
Series 2007C , GO , 0.00% , 08/01/32 ..... 10,000 8,284,899
Security
Par (000)
Par (000) Value
California (continued)
Sonoma County Junior College District
Series B , GO , 3.00% , 08/01/39 ........ USD 3,700 $ 3,361,074
Series B , GO , 3.00% , 08/01/41 ........ 1,500 1,326,274
Series A , GO , 5.00% , 08/01/41 ........ 4,770 4,782,293
Southern California Public Power Authority
Series 2020-3 , RB , VRDN, ( Bank of America
NA SBPA ), 2.50% , 06/02/26
(b)
....... 9,500 9,500,000
Series 2015C , RB , 5.00% , 07/01/26 ..... 1,070 1,072,786
Series 2025B , RB , VRDN, 3.70% , 07/01/27
(b)
2,500 2,503,187
Series 2023-1 , RB , 5.00% , 07/01/28 ..... 2,610 2,728,754
Series 2023-1 , RB , 5.00% , 07/01/29 ..... 1,000 1,065,624
Series 2024A , RB , 5.00% , 07/01/29 ..... 770 820,531
Series 2025-2 , RB , VRDN, 5.00% , 07/01/29
(b)
875 915,775
Series 2023-1 , RB , 5.00% , 07/01/30 ..... 3,000 3,246,829
Series 2023-1A , RB , 5.00% , 07/01/31 .... 1,525 1,673,618
Series 2024-1 , RB , 5.00% , 07/01/32 ..... 3,445 3,827,036
Series 2024A , RB , 5.00% , 07/01/34 ..... 2,500 2,828,561
Series 2024A , RB , 5.00% , 07/01/35 ..... 2,500 2,846,786
Series 2026-1 , RB , 5.00% , 07/01/37 ..... 3,080 3,490,918
Series 2026-1 , RB , 5.00% , 07/01/44 ..... 2,000 2,166,249
Series 2024-1 , RB , 5.00% , 07/01/46 ..... 3,000 3,157,615
Series 2024-1 , RB , 5.00% , 07/01/49 ..... 5,670 5,861,767
Series 2026-1 , RB , 5.00% , 07/01/50 ..... 5,000 5,176,840
Series 2024-1 , RB , 5.00% , 07/01/53 ..... 6,400 6,548,662
Southwestern Community College District
Series 2025A , GO , 5.25% , 08/01/27 ..... 1,750 1,806,449
Series 2004 , GO , 0.00% , 08/01/28
( NPFGC )
(a)
.................... 2,500 2,358,668
Series C , GO , 0.00% , 08/01/41
(a)
....... 650 366,889
Series C , GO , 0.00% , 08/01/46
(a)
....... 6,730 2,715,369
Series A , GO , 4.00% , 08/01/47 ........ 2,000 1,947,713
State of California
GO , 5.00% , 08/01/26 ............... 7,965 7,997,664
Series 2016 , GO , 5.00% , 08/01/26 ...... 2,280 2,289,355
GO , 5.00% , 09/01/26 ............... 16,195 16,295,399
Series C , GO , 5.00% , 09/01/26 ........ 75 75,137
GO , 5.00% , 10/01/26 ............... 11,050 11,141,972
Series 2017 , GO , 5.00% , 11/01/26 ...... 2,500 2,526,183
Series 2003 , GO , 5.00% , 02/01/27 ( AMBAC ) 200 203,386
GO , 4.00% , 03/01/27 ............... 5,000 5,058,570
GO , 5.00% , 03/01/27 ............... 10 10,019
GO , 5.00% , 04/01/27 ............... 680 694,466
Series 2016 , GO , 5.00% , 08/01/27 ...... 760 763,098
Series C , GO , 5.00% , 08/01/27 ........ 3,350 3,450,212
GO , 5.00% , 08/01/27 ............... 1,500 1,506,115
GO , 5.00% , 09/01/27 ............... 7,055 7,185,878
GO , 4.00% , 10/01/27 ............... 1,740 1,776,809
GO , 5.00% , 10/01/27 ............... 5,190 5,358,739
GO , 5.00% , 11/01/27 ............... 9,600 9,948,956
Series 2020 , GO , 5.00% , 11/01/27 ...... 1,200 1,243,620
Series 2017 , GO , 5.00% , 11/01/27 ...... 1,325 1,373,163
GO , 5.00% , 12/01/27 ............... 6,780 7,041,109
GO , 5.00% , 08/01/28 ............... 13,355 13,697,341
GO , 4.00% , 09/01/28 ............... 1,450 1,453,893
GO , 5.00% , 09/01/28 ............... 5,500 5,741,688
Series 2024 , GO , 5.00% , 09/01/28 ...... 895 945,489
GO , 5.00% , 10/01/28 ............... 15,180 16,066,474
GO , 5.00% , 11/01/28 ............... 5,135 5,445,069
GO , 5.00% , 12/01/28 ............... 4,040 4,291,975
GO , 3.00% , 03/01/29 ............... 1,000 1,000,008
GO , 4.00% , 03/01/29 ............... 280 290,702
GO , 5.00% , 03/01/29 ............... 3,115 3,323,103
GO , 5.00% , 04/01/29 ............... 4,375 4,675,582
Series 2016 , GO , 5.00% , 08/01/29 ...... 1,920 1,927,809
GO , 5.00% , 08/01/29 ............... 4,440 4,730,840

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 09/01/29 ............... USD 10,005 $ 10,449,426
GO , 5.00% , 09/01/29 ............... 6,680 6,720,888
GO , 5.00% , 10/01/29 ............... 10,355 11,181,657
GO , 5.00% , 11/01/29 ............... 1,500 1,622,497
Series 2017 , GO , 5.00% , 11/01/29 ...... 3,000 3,104,406
GO , 5.00% , 12/01/29 ............... 2,405 2,605,811
GO , 5.00% , 03/01/30 ............... 170 185,167
GO , 5.00% , 04/01/30 ............... 3,175 3,440,685
GO , 4.00% , 08/01/30 ............... 5,000 5,007,922
GO , 5.00% , 08/01/30 ............... 1,545 1,613,316
Series C , GO , 5.00% , 08/01/30 ........ 100 102,784
Series C , GO , 5.00% , 09/01/30 ........ 145 145,272
GO , 5.00% , 10/01/30 ............... 2,000 2,201,942
Series 2017 , GO , 5.00% , 11/01/30 ...... 4,680 4,836,283
GO , 5.00% , 11/01/30 ............... 9,275 10,226,212
GO , 5.00% , 03/01/31 ............... 1,000 1,086,803
GO , 5.00% , 04/01/31 ............... 6,415 7,121,936
GO , 3.25% , 08/01/31 ............... 6,040 6,206,637
GO , 5.00% , 08/01/31 ............... 1,450 1,618,353
GO , 5.25% , 08/01/31 ............... 200 200,407
GO , 5.00% , 09/01/31 ............... 5,060 5,411,950
Series 2024 , GO , 5.00% , 09/01/31 ...... 3,000 3,352,650
GO , 5.00% , 10/01/31 ............... 695 771,841
GO , 5.00% , 11/01/31 ............... 22,140 24,078,881
Series 2017 , GO , 5.00% , 11/01/31 ...... 3,000 3,097,172
GO , 5.00% , 03/01/32 ............... 2,500 2,710,476
GO , 5.00% , 04/01/32 ............... 6,805 7,595,184
GO , 3.50% , 08/01/32 ............... 5,945 6,174,200
GO , 5.00% , 08/01/32 ............... 8,525 9,655,404
Series 2007 , GO , 5.25% , 08/01/32 ( AGM ) . 14,215 16,007,841
Series 2024 , GO , 5.00% , 09/01/32 ...... 5,000 5,669,352
GO , 5.00% , 09/01/32 ............... 16,325 18,126,123
GO , 3.00% , 10/01/32 ............... 820 812,584
GO , 5.00% , 10/01/32 ............... 2,750 3,025,832
GO , 5.00% , 11/01/32 ............... 2,550 2,795,456
GO , 5.00% , 12/01/32 ............... 775 775,000
GO , 5.00% , 03/01/33 ............... 4,690 5,074,076
GO , 5.00% , 04/01/33 ............... 6,400 7,174,938
GO , 5.00% , 08/01/33 ............... 7,605 7,738,201
GO , 4.00% , 09/01/33 ............... 3,560 3,565,649
GO , 5.00% , 09/01/33 ............... 4,215 4,599,440
Series 2024 , GO , 5.00% , 09/01/33 ...... 6,045 6,944,062
GO , 3.00% , 10/01/33 ............... 2,500 2,487,963
GO , 4.00% , 10/01/33 ............... 2,855 2,997,773
GO , 5.00% , 10/01/33 ............... 55 55,097
GO , 5.00% , 03/01/34 ............... 3,600 3,885,666
Series 2024 , GO , 4.00% , 09/01/34 ...... 5,000 5,379,973
GO , 4.00% , 09/01/34 ............... 865 866,199
GO , 5.00% , 09/01/34 ............... 3,935 3,955,703
GO , 3.00% , 10/01/34 ............... 3,170 3,134,539
GO , 4.00% , 10/01/34 ............... 1,535 1,606,118
GO , 5.00% , 10/01/34 ............... 5,230 5,932,773
GO , 3.00% , 11/01/34 ............... 7,475 7,441,870
Series 2017 , GO , 4.00% , 11/01/34 ...... 3,300 3,338,042
GO , 5.00% , 11/01/34 ............... 1,000 1,052,959
GO , 5.00% , 12/01/34 ............... 1,780 1,943,194
GO , 5.00% , 04/01/35 ............... 1,000 1,058,568
GO , 5.00% , 08/01/35 ............... 8,995 10,129,187
GO , 5.00% , 09/01/35 ............... 4,085 4,105,460
Series 2024 , GO , 5.00% , 09/01/35 ...... 4,470 5,127,513
GO , 3.00% , 10/01/35 ............... 1,850 1,814,922
GO , 4.00% , 10/01/35 ............... 4,735 4,931,964
GO , 5.00% , 10/01/35 ............... 445 445,529
GO , 3.00% , 11/01/35 ............... 2,300 2,273,086
Security
Par (000)
Par (000) Value
California (continued)
GO , 4.00% , 03/01/36 ............... USD 11,285 $ 11,644,526
GO , 5.00% , 08/01/36 ............... 1,890 1,977,864
GO , 5.00% , 09/01/36 ............... 2,000 2,009,462
GO , 3.00% , 10/01/36 ............... 15,000 14,353,518
GO , 4.00% , 10/01/36 ............... 4,225 4,348,290
GO , 5.00% , 10/01/36 ............... 6,535 7,325,165
Series 2017 , GO , 5.00% , 11/01/36 ...... 3,290 3,378,920
GO , 5.00% , 11/01/36 ............... 1,160 1,257,543
GO , 4.00% , 03/01/37 ............... 3,815 3,913,223
GO , 5.00% , 08/01/37 ............... 2,125 2,218,979
GO , 4.00% , 09/01/37 ............... 3,505 3,508,301
Series 2024 , GO , 4.00% , 09/01/37 ...... 2,700 2,827,432
Series 2024 , GO , 5.00% , 09/01/37 ...... 8,775 9,932,114
GO , 5.00% , 09/01/37 ............... 8,000 8,994,103
Series 2019 , GO , 3.00% , 10/01/37 ...... 1,375 1,290,191
GO , 5.00% , 11/01/37 ............... 3,000 3,331,796
GO , 5.00% , 08/01/38 ............... 2,250 2,256,296
GO , 5.00% , 09/01/38 ............... 5,565 6,228,411
GO , 5.00% , 10/01/38 ............... 5,000 5,775,232
GO , 4.00% , 11/01/38 ............... 4,950 5,062,700
GO , 5.00% , 09/01/39 ............... 4,125 4,587,699
GO , 4.00% , 10/01/39 ............... 3,500 3,563,451
GO , 5.00% , 10/01/39 ............... 6,000 6,850,810
GO , 4.00% , 11/01/39 ............... 2,500 2,549,614
GO , 5.00% , 11/01/39 ............... 5,505 5,917,729
GO , 4.00% , 03/01/40 ............... 2,000 2,032,400
GO , 4.00% , 11/01/40 ............... 1,150 1,169,307
GO , 5.00% , 09/01/41 ............... 1,500 1,627,054
GO , 4.00% , 10/01/41 ............... 12,895 13,173,338
GO , 5.00% , 10/01/41 ............... 2,425 2,615,340
GO , 3.00% , 11/01/41 ............... 4,420 3,993,586
GO , 5.00% , 11/01/41 ............... 2,000 2,244,620
Series 2022 , GO , 4.00% , 04/01/42 ...... 1,680 1,702,595
Series 2022 , GO , 5.00% , 04/01/42 ...... 1,515 1,640,510
GO , 5.00% , 09/01/42 ............... 5,000 5,440,778
GO , 5.00% , 10/01/42 ............... 16,765 18,527,585
GO , 5.00% , 08/01/43 ............... 5,625 6,276,560
GO , 4.00% , 09/01/43 ............... 13,070 13,208,405
Series 2024 , GO , 5.00% , 09/01/43 ...... 5,000 5,501,209
GO , 5.00% , 09/01/43 ............... 4,000 4,378,221
GO , 5.00% , 11/01/43 ............... 2,000 2,215,392
GO , 2.38% , 12/01/43 ............... 925 701,258
Series 2024 , GO , 5.00% , 09/01/44 ...... 3,215 3,505,921
GO , 5.00% , 10/01/44 ............... 5,000 5,554,047
GO , 4.00% , 11/01/44 ............... 975 973,941
GO , 4.00% , 03/01/45 ............... 500 496,578
GO , 5.00% , 04/01/45 ............... 3,145 3,263,124
GO , 4.00% , 08/01/45 ............... 250 248,265
GO , 5.00% , 08/01/45 ............... 4,865 5,335,953
GO , 5.00% , 10/01/45 ............... 1,145 1,231,082
GO , 5.00% , 11/01/45 ............... 3,000 3,270,229
GO , 3.00% , 03/01/46 ............... 3,000 2,444,071
GO , 4.00% , 03/01/46 ............... 9,960 9,901,057
GO , 5.00% , 08/01/46 ............... 6,500 6,508,647
GO , 5.00% , 09/01/46 ............... 1,000 1,002,038
GO , 3.00% , 12/01/46 ............... 2,000 1,622,594
GO , 5.00% , 12/01/46 ............... 2,000 2,097,238
GO , 5.25% , 09/01/47 ............... 5,045 5,429,921
GO , 5.00% , 10/01/47 ............... 5,000 5,452,594
Series 2017 , GO , 4.00% , 11/01/47 ...... 1,500 1,473,859
Series 2024 , GO , 5.00% , 09/01/48 ...... 2,000 2,133,084
GO , 5.00% , 10/01/48 ............... 2,000 2,162,475
GO , 4.13% , 03/01/49 ............... 655 652,210
GO , 5.00% , 08/01/49 ............... 4,740 5,055,722
GO , 5.50% , 08/01/49 ............... 3,275 3,618,090

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
GO , 3.00% , 03/01/50 ............... USD 505 $ 394,098
GO , 5.00% , 08/01/50 ............... 4,000 4,280,106
GO , 4.00% , 10/01/50 ............... 2,500 2,433,032
GO , 3.00% , 11/01/50 ............... 1,500 1,166,693
GO , 2.38% , 10/01/51 ............... 2,000 1,279,826
GO , 4.13% , 10/01/51 ............... 3,520 3,483,193
GO , 5.25% , 10/01/51 ............... 4,165 4,559,037
GO , 3.00% , 04/01/52 ............... 2,000 1,535,209
GO , 4.25% , 09/01/52 ............... 1,310 1,310,906
GO , 5.00% , 11/01/52 ............... 3,000 3,178,121
GO , 5.25% , 09/01/53 ............... 7,000 7,464,095
GO , 5.25% , 08/01/54 ............... 500 535,599
GO , 5.50% , 08/01/54 ............... 5,000 5,452,426
GO , 5.00% , 03/01/55 ............... 16,135 16,995,350
GO , 5.25% , 08/01/55 ............... 2,665 2,866,977
GO , 5.00% , 11/01/55 ............... 1,000 1,051,658
GO , 5.00% , 10/01/56 ............... 8,750 9,238,611
State of California Department of Water
Resources
Series BB , RB , 5.00% , 12/01/26 ........ 1,900 1,925,075
Series BG , RB , 5.00% , 12/01/27 ....... 5,000 5,200,834
Series BG , RB , 5.00% , 12/01/28 ....... 5,000 5,334,191
Series AW , RB , 5.00% , 12/01/28 ....... 1,040 1,053,696
Series AW , RB , 5.00% , 12/01/29 ....... 4,730 4,790,168
Series AW , RB , 5.00% , 12/01/30 ....... 4,700 4,758,784
Series BD , RB , 5.00% , 12/01/31 ....... 2,555 2,856,090
Series BA , RB , 5.00% , 12/01/32 ........ 2,540 2,730,034
Series BB , RB , 5.00% , 12/01/33 ........ 2,045 2,250,625
Series BA , RB , 5.00% , 12/01/33 ........ 1,500 1,608,551
Series AW , RB , 5.00% , 12/01/33 ....... 1,050 1,063,064
Series BD , RB , 4.00% , 12/01/34 ....... 2,005 2,145,854
Series AW , RB , 4.00% , 12/01/35 ....... 1,000 1,004,050
Series BD , RB , 4.00% , 12/01/35 ....... 3,000 3,187,456
Series BA , RB , 5.00% , 12/01/35 ........ 580 622,468
Series 2026A , RB , 5.00% , 12/01/40 ..... 1,350 1,545,837
Series 2026A , RB , 5.00% , 12/01/41 ..... 1,550 1,769,383
Series 2026A , RB , 5.00% , 12/01/44 ..... 2,110 2,354,499
Series 2026A , RB , 5.00% , 12/01/45 ..... 990 1,095,136
Series 2026A , RB , 5.00% , 12/01/46 ..... 375 410,998
Series 2026A , RB , 5.00% , 12/01/51 ..... 1,500 1,600,951
Series 2026A , RB , 5.00% , 12/01/56 ..... 4,120 4,359,201
Stockton Public Financing Authority, Series
2018A, RB, 5.00%, 10/01/32 (BAM) ..... 1,745 1,837,836
Stockton Redevelopment Agency Successor
Agency
Series A , 5.00% , 09/01/30 ............ 1,730 1,740,842
Series A , 5.00% , 09/01/31 ............ 1,825 1,835,889
Stockton Unified School District
Series 2025A , GO , 5.00% , 08/01/40 ( BAM ) 1,000 1,141,240
Series 2025A , GO , 5.00% , 08/01/41 ( BAM ) 1,000 1,133,835
Series 2025A , GO , 5.00% , 08/01/42 ( BAM ) 1,195 1,343,001
Series 2025A , GO , 5.00% , 08/01/49 ( BAM ) 3,500 3,692,543
Sunnyvale School District
Series 2026 , GO , 5.00% , 09/01/39
(c)
..... 3,865 4,487,039
Series 2026 , GO , 5.00% , 09/01/40
(c)
..... 5,000 5,775,005
Series 2026 , GO , 5.00% , 09/01/41
(c)
..... 2,645 3,027,540
Series 2015 , GO , 4.00% , 09/01/42 ...... 500 500,692
Tamalpais Union High School District, Series
2025A, GO, 4.00%, 08/01/48 ......... 2,000 2,005,763
Temecula Valley Unified School District, Series
2021-D, GO, 3.00%, 08/01/47 ......... 1,500 1,183,114
Tustin Unified School District, Series 2025, GO,
5.00%, 08/01/26 ................. 1,000 1,004,317
Ukiah Unified School District, Series 2006, GO,
0.00%, 08/01/28 (NPFGC)
(a)
.......... 1,000 941,654
Security
Par (000)
Par (000) Value
California (continued)
Union Sanitary District Financing Authority
Series 2025A , RB , 5.00% , 03/15/30 ..... USD 1,895 $ 2,074,878
Series 2021A , RB , 2.25% , 09/01/45 ..... 10,000 7,001,502
University of California
Series 2013AL-3 , RB , VRDN,
2.30% , 06/02/26
(b)
............... 100 100,000
Series 2013AL-2 , RB , VRDN,
2.35% , 06/02/26
(b)
............... 1,770 1,770,000
Series 2013AL-4 , RB , VRDN,
2.40% , 06/02/26
(b)
............... 6,090 6,090,000
Series 2023BN , RB , 5.00% , 05/15/28 .... 1,870 1,965,362
Series 2024BS , RB , 5.00% , 05/15/28 .... 2,000 2,101,991
Series 2026CF , RB , 5.00% , 11/15/28 .... 10,000 10,602,270
Series 2018O , RB , 4.00% , 05/15/29 ..... 500 513,159
Series 2023BM , RB , 5.00% , 05/15/29 .... 1,285 1,376,710
Series 2022S , RB , 5.00% , 05/15/29 ..... 11,255 12,051,614
Series 2025BZ , RB , 5.00% , 05/15/30 .... 5,000 5,465,371
Series 2022S , RB , 5.00% , 05/15/30 ..... 3,000 3,276,856
Series 2025CD , RB , 5.00% , 05/15/30 .... 9,030 9,870,460
Series 2017AY , RB , 5.00% , 05/15/31 .... 1,000 1,023,223
Series 2021Q , RB , 5.00% , 05/15/32 ..... 3,855 4,264,944
Series 2024BS , RB , 5.00% , 05/15/32 .... 3,000 3,381,955
Series 2017AY , RB , 5.00% , 05/15/32 .... 1,035 1,058,350
Series 2017AY , RB , 4.00% , 05/15/33 .... 6,295 6,358,209
Series 2020BE , RB , 5.00% , 05/15/33 .... 2,000 2,168,678
Series 2023BN , RB , 5.00% , 05/15/33 .... 1,125 1,285,351
Series 2024BW , RB , 5.00% , 05/15/33 .... 7,255 8,289,086
Series 2017M , RB , 5.00% , 05/15/33 ..... 1,000 1,021,678
Series 2025CD , RB , 5.00% , 05/15/33 .... 1,000 1,142,534
Series 2026CF , RB , 5.00% , 11/15/33 .... 5,000 5,744,365
Series 2024BV , RB , 5.00% , 05/15/35 .... 4,000 4,597,631
Series 2023BQ , RB , 5.00% , 05/15/35 .... 9,585 10,854,459
Series 2017AV , RB , 5.00% , 05/15/35 .... 2,500 2,550,884
Series 2021Q , RB , 5.00% , 05/15/35 ..... 4,395 4,817,142
Series 2025BZ , RB , 5.00% , 05/15/35 .... 5,000 5,829,471
Series 2021Q , RB , 4.00% , 05/15/36 ..... 2,100 2,186,568
Series 2025CD , RB , 5.00% , 05/15/36 .... 15,760 18,520,443
Series 2017AY , RB , 5.00% , 05/15/36 .... 2,135 2,176,599
Series 2018AZ , RB , 5.00% , 05/15/36 .... 750 779,345
Series 2017AV , RB , 5.00% , 05/15/36 .... 1,100 1,121,433
Series 2026CE , RB , 5.00% , 11/15/36 .... 8,000 9,426,560
Series 2020BE , RB , 4.00% , 05/15/37 .... 1,000 1,027,842
Series 2017AY , RB , 5.00% , 05/15/37 .... 4,650 4,736,719
Series 2024BV , RB , 5.00% , 05/15/37 .... 2,500 2,843,172
Series 2024BS , RB , 5.00% , 05/15/37 .... 3,000 3,411,807
Series 2025BZ , RB , 5.00% , 05/15/37 .... 2,175 2,506,266
Series 2024BV , RB , 5.00% , 05/15/38 .... 2,500 2,819,774
Series 2025CA , RB , 5.00% , 05/15/38 .... 1,210 1,381,629
Series 2021Q , RB , 4.00% , 05/15/39 ..... 2,500 2,554,070
Series 2024BV , RB , 5.00% , 05/15/39 .... 8,800 9,865,111
Series 2026CE , RB , 5.00% , 11/15/39 .... 6,000 7,104,323
Series 2020BE , RB , 4.00% , 05/15/40 .... 665 672,998
Series 2021Q , RB , 4.00% , 05/15/40 ..... 2,500 2,534,752
Series 2024BV , RB , 5.00% , 05/15/40 .... 3,615 4,033,788
Series 2025CA , RB , 5.00% , 05/15/40 .... 3,000 3,385,120
Series 2025CD , RB , 5.00% , 05/15/40 .... 4,365 4,952,019
Series 2025CD , RB , 5.25% , 05/15/40 .... 1,380 1,673,776
Series 2023BN , RB , 5.50% , 05/15/40 .... 19,000 21,591,095
Series 2025CD , RB , 5.50% , 05/15/40 .... 6,190 7,293,730
Series 2023BN , RB , 5.00% , 05/15/41 .... 4,000 4,382,030
Series 2026CE , RB , 5.00% , 11/15/41 .... 3,335 3,769,223
Series 2017AV , RB , 5.00% , 05/15/42 .... 2,405 2,445,100
Series 2023BN , RB , 5.00% , 05/15/42 .... 6,570 7,168,371
Series 2024BS , RB , 5.00% , 05/15/42 .... 1,000 1,102,452
Series 2022S , RB , 5.00% , 05/15/42 ..... 1,720 1,856,392

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
California (continued)
Series 2017AV , RB , 5.25% , 05/15/42 .... USD 5,000 $ 5,095,984
Series 2024BV , RB , 5.00% , 05/15/43 .... 4,000 4,383,594
Series 2018AZ , RB , 5.00% , 05/15/43 .... 5,630 5,815,933
Series 2026CE , RB , 5.00% , 11/15/43 .... 1,415 1,579,171
Series 2023BN , RB , 5.00% , 05/15/44 .... 2,630 2,837,912
Series 2021BH , RB , 4.00% , 05/15/46 .... 1,000 985,717
Series 2016K , RB , 4.00% , 05/15/46 ..... 610 591,575
Series 2021Q , RB , 5.00% , 05/15/46 ..... 3,000 3,149,355
Series 2020BE , RB , 4.00% , 05/15/47 .... 7,250 7,103,507
Series 2017M , RB , 4.00% , 05/15/47 ..... 250 239,869
Series 2017M , RB , 5.00% , 05/15/47 ..... 1,165 1,179,123
Series 2019BB , RB , 5.00% , 05/15/49 .... 1,500 1,545,792
Series 2017AV , RB , 5.00% , 05/15/49 .... 1,500 1,516,767
Series 2020BE , RB , 2.50% , 05/15/50 .... 1,000 690,394
Series 2021Q , RB , 3.00% , 05/15/51 ..... 10,540 7,887,425
Series 2021BH , RB , 4.00% , 05/15/51 .... 2,020 1,917,663
Series 2022BK , RB , 5.00% , 05/15/52 .... 6,000 6,251,073
Series 2017M , RB , 5.00% , 05/15/52 ..... 250 252,087
Series 2024BW , RB , 5.00% , 05/15/54 .... 3,000 3,150,120
Series 2018O , RB , 5.00% , 05/15/58 ..... 1,000 1,016,373
Series 2018AZ , RB , 5.25% , 05/15/58 .... 500 510,889
Series 2018O , RB , 5.50% , 05/15/58 ..... 500 513,310
Upper Santa Clara Valley Joint Powers Authority
Series 2020A , RB , 4.00% , 08/01/45 ..... 1,100 1,087,452
Series 2020A , RB , 4.00% , 08/01/50 ..... 3,000 2,839,462
Ventura Unified School District
Series B , GO , 4.25% , 08/01/51 ........ 1,000 985,333
Series 2022A , GO , 4.00% , 08/01/52 ..... 4,430 4,162,523
Victor Valley Union High School District
Series 2009A , GO , 5.75% , 08/01/31 ( AGC ) 1,025 1,029,771
Series 2016B , GO , 4.00% , 08/01/36 ..... 1,000 1,000,303
Vista Unified School District, Series 2022B, GO,
5.25%, 08/01/48 (BAM) ............ 6,000 6,353,391
Walnut Valley Unified School District, Series C,
GO, 4.00%, 08/01/51 .............. 2,000 1,919,472
West Contra Costa Unified School District
Series 2025A , GO , 5.00% , 08/01/29 ..... 2,000 2,164,273
Series 2025A , GO , 5.00% , 08/01/30 ..... 2,000 2,206,240
Series 2023 , GO , 5.00% , 08/01/35 ( BAM ) . 1,000 1,146,479
Series 2024B , GO , 5.00% , 08/01/49 ( BAM ) 6,320 6,674,432
West Valley-Mission Community College District,
Series 2015B, GO, 4.00%, 08/01/40 ..... 250 249,863
Westminster School District, Series 2013A, GO,
0.00%, 08/01/52 (BAM)
(a)
............ 6,380 4,569,422
Whittier Union High School District, Series 2026,
GO, 5.00%, 08/01/29 .............. 5,035 5,444,710
William S Hart Union High School District
(a)
Series 2005B , GO , 0.00% , 09/01/29 ( AGM ) 3,940 3,582,182
Series A , GO , 0.00% , 08/01/33 ........ 990 789,374
Series B , GO , 0.00% , 08/01/34 ........ 1,250 960,545
Yosemite Community College District
(a)
Series 2010D , GO , 0.00% , 08/01/31 ..... 700 594,509
Series 2010D , GO , 0.00% , 08/01/38 ..... 3,610 2,265,739
4,420,807,080
Total Long-Term Investments — 99 .7%
(Cost: $ 4,445,004,354 ) ............................ 4,420,807,080
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Liquidity MuniCash Funds:
Institutional Shares , 1.53%
(d) (e)
......... 40,801 $ 40,805
Total Short-Term Securities — 0.0%
(Cost: $ 40,805 ) ................................. 40,805
Total Investments — 99 .7%
(Cost: $ 4,445,045,159 ) ............................ 4,420,847,885
Other Assets Less Liabilities — 0.3% .................... 12,240,458
Net Assets — 100.0% ...............................
$ 4,433,088,343
(a)
Zero-coupon bond.
(b)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)
When-issued security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
02/28/26
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/26
Shares
Held at
05/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity MuniCash
Funds: Institutional Shares $ 524,790 $ — $ (483,982)
(a)
$ (3) $ — $ 40,805 40,801 $ 18,089 $ —
— —
(a)
Represents net amount purchased (sold).
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Municipal Bonds ......................................... $ — $ 4,420,807,080 $ — $ 4,420,807,080
Short-Term Securities
Money Market Funds ...................................... 40,805 — — 40,805
$ 40,805 $ 4,420,807,080 $ — $ 4,420,847,885

Schedule of Investments
(unaudited) (continued)
May 31, 2026
iShares
®
California Muni Bond ETF

Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
AGC Assured Guaranty Corp.
AGC-ICC Assured Guaranty Corp. – Insured Custody Certificate
AGM Assured Guaranty Municipal Corp.
AGM-CR AGM Insured Custodial Receipt
AMBAC Ambac Assurance Corp.
BAM Build America Mutual Assurance Co.
COP Certificates of Participation
FGIC Financial Guaranty Insurance Co.
GO General Obligation Bonds
LOC Letter of Credit
NPFGC National Public Finance Guarantee Corp.
NPFGC-IBC National Public Finance Guarantee Corp. — Insured Bond Certificate
RB Revenue Bonds
SBPA Standby Bond Purchase Agreement
VRDN Variable Rate Demand Notes